UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09571
                                                     ---------------------

                            Nuveen Senior Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: July 31, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT July 31, 2005


Nuveen Investments
Closed-End
Exchange-Traded
Funds

   NUVEEN SENIOR
     INCOME FUND
             NSL

 NUVEEN FLOATING
RATE INCOME FUND
             JFR

 NUVEEN FLOATING
     RATE INCOME
OPPORTUNITY FUND
             JRO


Photo of: Man, woman and child at the beach.
Photo of: A child.

HIGH CURRENT INCOME FROM PORTFOLIOS OF SENIOR CORPORATE LOANS


Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Chairman's
     LETTER TO SHAREHOLDERS



I am pleased to report that for the period ended July 31, 2005, your Fund continued to provide you with attractive monthly income from a portfolio primarily composed of senior corporate loans. For more details about the management strategy and performance of your Fund, please see the Portfolio Managers' Comments and Performance Overview sections of this report.

For more than 100 years, Nuveen has specialized in offering quality investments such as your Fund to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you secure your long-term financial goals. We thank you for choosing us as a partner as you work toward that objective.

Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may increase in value when another decreases, portfolio diversification may help smooth your investment returns over time. In addition to providing regular monthly income, a senior loan investment like your Fund may help you achieve and benefit from greater portfolio diversification.


"OUR MISSION CONTINUES TO BE TO ASSIST YOU AND YOUR FINANCIAL ADVISOR BY OFFERING THE INVESTMENT SOLUTIONS AND SERVICES THAT CAN HELP YOU SECURE YOUR LONG-TERM FINANCIAL GOALS."


I urge you to consider receiving future Fund reports and other Fund information faster by using e-mail and the internet. Sign up is quick and easy - see the inside front cover of this report for step-by-step instructions.

Earlier in 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser), sold a substantial portion of its stake in Nuveen. More recently, St. Paul sold the balance of its Nuveen shares to Nuveen Investments and to others. Please be assured that these transactions only affect Nuveen's corporate structure, and they do not have any impact on the investment objectives or management of your Fund.

Again, thank you for the confidence you have shown in Nuveen Investments through your investment in a senior corporate loan fund.



Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

September 15, 2005

Nuveen Closed-End Exchange-Traded Funds (NSL, JFR, JRO)


Portfolio Managers'
        COMMENTS



The Funds' investment portfolios are managed by Gunther Stein and Lenny Mason of Symphony Asset Management, LLC, an affiliate of Nuveen Investments. Gunther and Lenny have more than 25 years of combined investment management experience, much of it in evaluating and purchasing senior corporate loans and other high-yield debt. Here Gunther and Lenny talk about their management strategies and the performances of the Funds for the period ended July 31, 2005.


WHAT WERE THE GENERAL ECONOMIC AND MARKET CONDITIONS YOU FACED DURING THIS ANNUAL REPORTING PERIOD ENDED JULY 31, 2005?

Over the last twelve months the loan market continued its strong performance. Low corporate default rates, a slowly improving economy and a benign interest rate environment all led to strength in the loan market. Leveraged loans registered positive returns each month, bringing the number of consecutive monthly gains to 32. The credit markets did experience volatility in April and May 2005, which was caused by weakness in the automotive sector and the downgrades of General Motors and Ford. As fears abated in June, both the high yield and leveraged loan markets improved from the May lows. Rising short-term interest rates and low default rates continue to drive inflows into the leveraged loan asset class, as the Federal Reserve boosted the benchmark interest rate by 200 basis points (bps) over the last year. Macroeconomic trends remained positive as analysts expect Gross Domestic Product (GDP) real growth to be in the 3.5% range in 2005 and job creation to continue growing steadily. Volatile oil prices and commodity costs continue to raise concerns regarding earnings growth in the coming quarters.

Increased institutional issuance significantly buoyed secondary trading and demand during the last year. By the end of July 2005, the average price for all par term loans rose to 100.94 - in other words, a slight premium to par (100.00). Loans that trade above par made up 80% of trading volume, while loans above 102 made up 6% of the trading volume at July 31. Senior corporate loans are typically quoted at interest rate spreads, in basis points (bps), over the London Interbank Offered Rate (LIBOR), a high quality short-term interest rate benchmark. B rated loan rate spreads over LIBOR tightened 41 bps from the year ago period, and higher quality BB rated credit spreads tightened 32 bps. B and BB rated spreads ended the period at 252 bps and 194 bps, respectively. These levels, which are somewhat low by historical standards, underscore strong demand for the leveraged loan asset class over this reporting period.

WHAT WAS YOUR MANAGEMENT STRATEGY DURING THIS PERIOD? DID IT VARY
BY FUND?

We focused on executing a conservative portfolio management strategy which emphasized carefully selecting both industry sectors and individual companies. This was our approach for all Funds, whether we were evaluating more traditional senior corporate loans, or credits from middle market companies for the JRO portfolio. We analyzed opportunities to upgrade each portfolio by selling loans in sectors that we believed would have problems over the coming months, and by rotating into less cyclical sectors that we felt would provide stronger asset protection. This strategy led us to sell most of our automotive exposure (excluding aftermarket auto suppliers) before the sector experienced significant volatility in May. This volatility was due to fears surrounding General Motors and Ford. Given the robust volume of new deals, we were able to rotate into loans that we felt provided more asset protection and less earnings volatility. When evaluating loans, we continued to look at the fundamentals of the issuer. At the same time, we also closely monitored the relative value of the loans we held or were considering as compared with other closely related loans or securities in the high yield market.

HOW DID THE FUNDS PERFORM?
The performance of each Fund over the twelve-month period ended July 31, 2005, as well as the performance of a comparative index, is shown in the accompanying chart.

TOTAL RETURN ON NET ASSET VALUE*
For the periods ended July 31, 2005

                          1-YEAR            3-YEAR           5-YEAR
-------------------------------------------------------------------
NSL                        7.53%            12.08%            6.23%
-------------------------------------------------------------------
JFR                        6.56%            --                 --
-------------------------------------------------------------------
JRO                        4.47%            --                 --
-------------------------------------------------------------------
CSFB Leveraged
Loan Index1                5.40%            7.23%             5.05%
-------------------------------------------------------------------

* Returns for one, three, and five years are annualized.

The data shown represents past performance which is no guarantee of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares. For more information, please see the individual Fund Performance Overview pages in this report.


Over the 12-month reporting period, the returns of NSL and JFR outperformed the CSFB Leveraged Loan Index. The total return of JRO underperformed this index over the same period, which included the invest-up period for JRO's assets raised through common and




1 The CSFB Leveraged Loan Index is an unmanaged, unleveraged index consisting of approximately $150 billion of tradable term loans with at least one year to maturity, and rated BBB or lower.

preferred share offerings, and in which that Fund incurred the costs of issuing and underwriting its FundPreferred(R) shares.

One of the primary factors benefiting the performance of NSL and JFR over this reporting period relative to that of the CSFB index was the Funds' use of financial leverage. While leveraging can add volatility to a Fund's NAV and share price, this strategy can also provide opportunities for additional income and total returns for common shareholders when high quality short-term interest rates paid by the Funds on their FundPreferred(R) shares are lower than the amount the Funds are earning from the lower quality adjustable-rate corporate loans in their portfolios.

Other factors that benefited NSL during the 12 months ended July 31, 2005, were the appreciation of credits from Aladdin Gaming and Anthony Crane Rental, as well as positive contributions from investments in Western Industries and Mirant. Conversely, the Fund's investment in MetalForming Technologies had a negative impact on performance during the period.

JFR's performance also benefited from its investments in Aladdin and Anthony Crane during the period. Meridian Automotive negatively affected the portfolio's overall performance during the period.

As noted, the twelve-month period ended July 31, 2005, included the initial invest-up of JRO's portfolio. Thus, it did not benefit from being fully invested during the entire twelve months. In addition, the initial costs of issuing FundPreferred(R) shares had a significantly negative effect on common share returns during this period. JRO's portfolio also included Anthony Crane Rental, which had a positive impact on the Fund's performance. There were no loans that had a material negative impact on JRO's performance during the period.

                        Dividend and Share Price
                               INFORMATION



As noted, each of these Funds uses financial leverage in an effort to enhance its dividend-paying capabilities. While this strategy adds volatility to a Fund's net asset value (NAV) and share price, it generally works to enhance the amount of income a Fund has to distribute to its common shareholders, as long as the dividend rates the Fund pays to its preferred shareholders are less than the interest rates the Fund receives from its portfolio of loans.

Since each of these Funds invests in adjustable rate loans, their income streams typically can be expected to rise or fall over time to reflect the movement of shorter-term interest rates. These rates generally were rising over this twelve-month reporting period ended July 31, 2005, and this led to three monthly dividend increases in NSL and two monthly dividend increases in JFR. JRO made its initial monthly dividend declaration during this period, at an assertive level which has been maintained since that time.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results, and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII), which is part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of July 31, 2005, NSL had a positive UNII balance for both financial reporting and tax purposes, while JFR and JRO had negative UNII balances for financial reporting purposes and positive UNII balances for tax purposes.

As of July 31, 2005, NSL traded at a premium to its net asset value, while JFR and JRO traded at discounts to their NAVs, as shown below.

                         7/31/2005      PERIOD AVERAGE
FUND              PREMIUM/DISCOUNT    PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NSL                          5.78%              9.88%
--------------------------------------------------------------------------------
JFR                         -2.98%              1.25%
--------------------------------------------------------------------------------
JRO                         -4.76%              0.38%
--------------------------------------------------------------------------------

Nuveen Senior Income Fund
NSL

Performance
      OVERVIEW  As of July 31, 2005


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
Variable Rate Senior Loan Interests     82.2%
Corporate Bonds                          9.9%
High-Grade Short-Term Investments        7.9%

Bar Chart:
2004-2005 MONTHLY DIVIDENDS PER SHARE
Aug                            0.043
Sep                            0.046
Oct                            0.046
Nov                            0.046
Dec                            0.048
Jan                            0.048
Feb                            0.048
Mar                            0.051
Apr                            0.051
May                            0.051
Jun                            0.051
Jul                            0.051

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
8/1/04                        9.92
                              9.92
                              9.92
                              9.9
                              9.97
                              9.88
                              9.87
                              9.86
                              9.79
                              9.9
                              9.85
                              9.86
                              9.8
                              9.8
                              9.83
                              10
                              10.04
                              9.92
                              9.95
                              9.94
                              9.92
                              9.94
                              9.95
                              9.91
                              9.94
                              9.95
                              9.95
                              9.94
                              10.04
                              9.92
                              9.99
                              9.95
                              9.94
                              9.94
                              9.92
                              9.92
                              9.91
                              9.93
                              9.9
                              9.94
                              9.94
                              9.94
                              9.95
                              9.91
                              9.91
                              9.9
                              9.9
                              9.9
                              9.9
                              9.87
                              9.88
                              9.77
                              9.74
                              9.65
                              9.6
                              9.55
                              9.39
                              9.37
                              9.32
                              9.28
                              9.2
                              9.29
                              9.25
                              9.29
                              9.29
                              9.26
                              9.36
                              9.37
                              9.35
                              9.33
                              9.33
                              9.33
                              9.32
                              9.37
                              9.36
                              9.35
                              9.3
                              9.32
                              9.36
                              9.35
                              9.28
                              9.25
                              9.28
                              9.2
                              9.04
                              8.85
                              8.73
                              8.82
                              8.87
                              8.9
                              9.13
                              9.23
                              9.37
                              9.33
                              9.36
                              9.34
                              9.34
                              9.42
                              9.26
                              9.22
                              9.24
                              9.25
                              9.22
                              9.37
                              9.32
                              9.4
                              9.43
                              9.38
                              9.34
                              9.39
                              9.38
                              9.34
                              9.42
                              9.55
                              9.55
                              9.5
                              9.5
                              9.45
                              9.49
                              9.63
                              9.66
                              9.75
                              9.75
                              9.8
                              9.77
                              9.76
                              9.77
                              9.79
                              9.79
                              9.76
                              9.75
                              9.74
                              9.79
                              9.79
                              9.77
                              9.72
                              9.74
                              9.69
                              9.69
                              9.59
                              9.54
                              9.49
                              9.48
                              9.55
                              9.51
                              9.57
                              9.65
                              9.66
                              9.64
                              9.65
                              9.71
                              9.72
                              9.79
                              9.74
                              9.62
                              9.6
                              9.53
                              9.53
                              9.59
                              9.53
                              9.51
                              9.18
                              9.23
                              9.28
                              9.14
                              9.13
                              9.1
                              9.16
                              9.17
                              9.19
                              9.26
                              9.26
                              9.26
                              9.24
                              9.22
                              9.24
                              9.26
                              9.21
                              9.04
                              9.09
                              9.16
                              8.96
                              9.01
                              9.07
                              9.06
                              9.2
                              9.08
                              9.01
                              9.16
                              9.16
                              9.2
                              9.27
                              9.29
                              9.15
                              9.04
                              9.09
                              9.1
                              9.05
                              9
                              8.97
                              8.9
                              8.87
                              8.85
                              8.8
                              8.82
                              8.8
                              8.74
                              8.64
                              8.67
                              8.7
                              8.79
                              8.86
                              8.8
                              8.81
                              8.78
                              8.82
                              8.81
                              8.8
                              8.8
                              8.76
                              8.67
                              8.61
                              8.63
                              8.69
                              8.62
                              8.66
                              8.65
                              8.58
                              8.57
                              8.55
                              8.67
                              8.64
                              8.71
                              8.83
                              8.8
                              8.79
                              8.84
                              8.81
                              8.84
                              8.87
                              8.74
                              8.83
                              8.84
                              8.78
                              8.83
                              8.9
                              8.87
                              8.92
                              8.95
                              8.93
                              8.92
                              8.94
                              8.97
7/31/05                       8.97


FUND SNAPSHOT
------------------------------------
Common Share Price             $8.97
------------------------------------
Common Share
Net Asset Value                $8.48
------------------------------------
Premium/(Discount) to NAV      5.78%
------------------------------------
Latest Dividend               $.0510
------------------------------------
Market Yield                   6.82%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $252,598
------------------------------------

ANNUALIZED TOTAL RETURN
(Inception 10/26/99)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year         -3.40%         7.53%
------------------------------------
5-Year          6.61%         6.23%
------------------------------------
Since
Inception       6.30%         6.49%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Media                          17.7%
------------------------------------
Hotels, Restaurants & Leisure  15.0%
------------------------------------
Healthcare Providers & Services 6.0%
------------------------------------
Auto Components                 5.2%
------------------------------------
Chemicals                       3.9%
------------------------------------
Real Estate                     3.5%
------------------------------------
Containers & Packaging          3.3%
------------------------------------
Specialty Retail                3.1%
------------------------------------
Commercial Services & Supplies  2.7%
------------------------------------
Diversified Telecommunication
Services                        2.6%
------------------------------------
Insurance                       2.3%
------------------------------------
IT Services                     2.3%
------------------------------------
Textiles & Apparel              2.2%
------------------------------------
Beverages                       2.0%
------------------------------------
Building Products               1.9%
------------------------------------
Household Durables              1.7%
------------------------------------
Oil, Gas & Consumable Fuels     1.6%
------------------------------------
Aerospace & Defense             1.4%
------------------------------------
Airlines                        1.4%
------------------------------------
High-Grade Short-Term
Investments                     7.9%
------------------------------------
Other                          12.3%
------------------------------------

TOP FIVE ISSUERS (EXCLUDING
HIGH-GRADE SHORT-TERM INVESTMENTS)
(as a % of total investments)
------------------------------------
Conseco, Inc.                   2.3%
------------------------------------
Century Cable Holdings, LLC     2.3%
------------------------------------
Graham Packaging Company, L.P.  2.2%
------------------------------------
Federal-Mogul Corporation       2.1%
------------------------------------
OpBiz, LLC                      1.9%
------------------------------------

Nuveen Floating Rate Income Fund
JFR

Performance
      OVERVIEW  As of July 31, 2005


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
Variable Rate Senior Loan Interests         77.7%
Corporate Bonds                             13.9%
SAMI/Collateral Securities(1)                0.3%
High-Grade Short-Term Investments            8.1%

Bar Chart:
2004-2005 MONTHLY DIVIDENDS PER SHARE
Aug                           0.0675
Sep                           0.0675
Oct                           0.0675
Nov                           0.0675
Dec                             0.07
Jan                             0.07
Feb                             0.07
Mar                            0.076
Apr                            0.076
May                            0.076
Jun                            0.076
Jul                            0.076

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
8/1/04                        14.79
                              14.88
                              14.86
                              14.9
                              14.85
                              14.77
                              14.79
                              14.75
                              14.8
                              14.83
                              14.82
                              14.83
                              14.68
                              14.69
                              14.8
                              14.93
                              14.85
                              14.79
                              14.78
                              14.81
                              14.75
                              14.68
                              14.68
                              14.68
                              14.74
                              14.8
                              14.79
                              14.89
                              14.88
                              14.71
                              14.75
                              14.73
                              14.75
                              14.75
                              14.7
                              14.7
                              14.65
                              14.68
                              14.65
                              14.7
                              14.66
                              14.75
                              14.73
                              14.7
                              14.66
                              14.62
                              14.66
                              14.64
                              14.74
                              14.71
                              14.66
                              14.63
                              14.69
                              14.64
                              14.64
                              14.65
                              14.6
                              14.61
                              14.55
                              14.52
                              14.42
                              14.52
                              14.5
                              14.5
                              14.47
                              14.49
                              14.49
                              14.25
                              14.34
                              14.5
                              14.46
                              14.58
                              14.59
                              14.63
                              14.58
                              14.66
                              14.65
                              14.55
                              14.4
                              14.49
                              14.48
                              14.49
                              14.48
                              14.56
                              14.59
                              14.52
                              14.4
                              14.24
                              14.05
                              14.08
                              13.95
                              13.89
                              13.89
                              13.87
                              13.9
                              13.86
                              13.87
                              13.83
                              13.79
                              13.74
                              13.71
                              13.72
                              13.75
                              13.73
                              13.92
                              13.9
                              14
                              14.04
                              13.99
                              14.11
                              14.05
                              14.15
                              14.19
                              14.2
                              14.22
                              14.25
                              14.19
                              14.14
                              14.2
                              14.18
                              14.16
                              14.2
                              14.16
                              14.17
                              14.39
                              14.42
                              14.41
                              14.44
                              14.48
                              14.46
                              14.54
                              14.6
                              14.64
                              14.63
                              14.61
                              14.5
                              14.32
                              14.34
                              14.31
                              14.21
                              14.3
                              14.2
                              14.26
                              14.35
                              14.3
                              14.49
                              14.56
                              14.58
                              14.65
                              14.7
                              14.76
                              14.83
                              14.88
                              14.85
                              14.76
                              14.88
                              14.72
                              14.66
                              14.64
                              14.69
                              14.68
                              14.63
                              14.65
                              14.52
                              14.45
                              14.48
                              14.67
                              14.71
                              14.78
                              14.78
                              14.71
                              14.8
                              14.8
                              14.79
                              14.79
                              14.77
                              14.59
                              14.35
                              14.1
                              14.14
                              14.2
                              14.16
                              14.29
                              14.3
                              14.19
                              14.13
                              14.34
                              14.5
                              14.46
                              14.46
                              14.47
                              14.32
                              14.48
                              14.49
                              14.26
                              14.28
                              14.44
                              14.31
                              14.39
                              13.95
                              14
                              13.98
                              13.85
                              13.65
                              13.72
                              13.78
                              13.54
                              13.47
                              13.58
                              13.67
                              13.98
                              14
                              13.88
                              13.9
                              13.91
                              13.87
                              13.78
                              13.72
                              13.73
                              13.71
                              13.55
                              13.45
                              13.48
                              13.44
                              13.4
                              13.35
                              13.32
                              13.33
                              13.33
                              13.33
                              13.4
                              13.35
                              13.48
                              13.57
                              13.55
                              13.52
                              13.51
                              13.6
                              13.5
                              13.51
                              13.38
                              13.45
                              13.48
                              13.45
                              13.58
                              13.62
                              13.65
                              13.64
                              13.65
                              13.61
                              13.64
                              13.65
                              13.69
7/31/05                       13.69


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.69
------------------------------------
Common Share
Net Asset Value               $14.11
------------------------------------
Premium/(Discount) to NAV     -2.98%
------------------------------------
Latest Dividend               $.0760
------------------------------------
Market Yield                   6.66%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $667,194
------------------------------------

ANNUALIZED TOTAL RETURN
(Inception 3/25/04)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year         -1.99%         6.56%
------------------------------------
Since
Inception      -1.16%         4.50%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Media                          19.7%
------------------------------------
Hotels, Restaurants & Leisure  12.7%
------------------------------------
Real Estate                     5.8%
------------------------------------
Chemicals                       4.9%
------------------------------------
Healthcare Providers & Services 4.5%
------------------------------------
Containers & Packaging          4.1%
------------------------------------
Household Durables              3.8%
------------------------------------
Building Products               3.1%
------------------------------------
IT Services                     3.1%
------------------------------------
Auto Components                 2.8%
------------------------------------
Commercial Services & Supplies  2.8%
------------------------------------
Insurance                       2.4%
------------------------------------
Diversified Telecommunication
Services                        2.2%
------------------------------------
Paper & Forest Products         2.0%
------------------------------------
Metals & Mining                 1.9%
------------------------------------
Electric Utilities              1.7%
------------------------------------
Machinery                       1.6%
------------------------------------
High-Grade Short-Term
Investments                     8.4%
------------------------------------
Other                          12.5%
------------------------------------

TOP FIVE ISSUERS (EXCLUDING
HIGH-GRADE SHORT-TERM INVESTMENTS)
(as a % of total investments)
------------------------------------
Conseco, Inc.                   2.4%
------------------------------------
Park Place Entertainment        2.4%
------------------------------------
Century Cable Holdings, LLC     2.3%
------------------------------------
Metro-Goldwyn-Mayer
Studios, Inc.                   2.3%
------------------------------------
LNR Property Corp               2.1%
------------------------------------

(1) The Fund earns a fixed rate for its investment in the Select Aggregate Market Index ("SAMI"), a basket of credit default swaps on high-grade Senior Loans. The Fund is required to designate assets as collateral for a portion of the SAMI investments.

Nuveen Floating Rate Income Opportunity Fund
JRO

Performance
      OVERVIEW  As of July 31, 2005


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
Variable Rate Senior Loan Interests             80.5%
Corporate Bonds                                 15.7%
High-Grade Short-Term Investments                3.8%

Bar Chart:
2004-2005 MONTHLY DIVIDENDS PER SHARE
Sep                            0.076
Oct                            0.076
Nov                            0.076
Dec                            0.076
Jan                            0.076
Feb                            0.076
Mar                            0.076
Apr                            0.076
May                            0.076
Jun                            0.076
Jul                            0.076

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
8/1/04                        15
                              15
                              15
                              15.01
                              15
                              15
                              15
                              15
                              15
                              15
                              15
                              15.01
                              15.01
                              15
                              15
                              15.01
                              15.01
                              15
                              15
                              14.71
                              14.8
                              14.7
                              14.74
                              14.75
                              14.75
                              14.73
                              14.71
                              14.85
                              14.75
                              14.75
                              14.75
                              14.75
                              14.85
                              14.76
                              14.75
                              14.74
                              14.8
                              14.75
                              14.78
                              14.86
                              14.75
                              14.74
                              14.75
                              14.72
                              14.6
                              14.65
                              14.67
                              14.6
                              14.65
                              14.6
                              14.63
                              14.6
                              14.55
                              14.56
                              14.64
                              14.65
                              14.55
                              14.59
                              14.51
                              14.54
                              14.54
                              14.43
                              14.28
                              14.4
                              14.31
                              14.33
                              14.35
                              14.5
                              14.72
                              14.7
                              14.74
                              14.85
                              14.88
                              14.62
                              14.64
                              14.75
                              14.78
                              14.75
                              14.74
                              14.72
                              14.74
                              14.64
                              14.67
                              14.7
                              14.68
                              14.65
                              14.66
                              14.74
                              14.73
                              14.66
                              14.46
                              14.45
                              14.48
                              14.43
                              14.34
                              14.2
                              14.04
                              14.05
                              13.93
                              13.81
                              13.89
                              14
                              13.98
                              13.9
                              14.17
                              14.31
                              14.37
                              14.25
                              14.35
                              14.46
                              14.37
                              14.42
                              14.42
                              14.42
                              14.48
                              14.49
                              14.44
                              14.46
                              14.5
                              14.5
                              14.45
                              14.41
                              14.54
                              14.55
                              14.44
                              14.41
                              14.52
                              14.6
                              14.7
                              14.73
                              14.77
                              14.68
                              14.7
                              14.72
                              14.67
                              14.65
                              14.63
                              14.59
                              14.48
                              14.38
                              14.35
                              14.31
                              14.38
                              14.29
                              14.21
                              14.28
                              14.31
                              14.4
                              14.4
                              14.48
                              14.49
                              14.56
                              14.59
                              14.56
                              14.54
                              14.57
                              14.41
                              14.39
                              14.32
                              14.36
                              14.39
                              14.23
                              14.16
                              14.12
                              13.95
                              13.97
                              13.63
                              13.97
                              14.16
                              14.24
                              14.2
                              14.2
                              14.22
                              14.24
                              14.17
                              13.93
                              13.88
                              14
                              13.89
                              13.7
                              13.64
                              13.59
                              13.67
                              13.75
                              13.67
                              13.47
                              13.53
                              13.5
                              13.78
                              13.91
                              13.9
                              13.9
                              13.88
                              13.65
                              13.72
                              13.66
                              13.69
                              13.68
                              13.77
                              13.65
                              13.62
                              13.48
                              13.47
                              13.3
                              13.23
                              13.2
                              13.21
                              13.18
                              12.98
                              12.91
                              13.06
                              13.13
                              13.18
                              13.19
                              13.25
                              13.26
                              13.35
                              13.37
                              13.31
                              13.3
                              13.41
                              13.28
                              13.14
                              13.15
                              13.21
                              13.22
                              13.11
                              13.18
                              13.3
                              13.25
                              13.16
                              13.11
                              13.2
                              13.22
                              13.27
                              13.3
                              13.34
                              13.34
                              13.34
                              13.35
                              13.36
                              13.27
                              13.13
                              13.15
                              13.17
                              13.22
                              13.29
                              13.22
                              13.24
                              13.21
                              13.2
                              13.24
                              13.34
                              13.41
                              13.41
7/31/05                       13.41


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.41
------------------------------------
Common Share
Net Asset Value               $14.08
------------------------------------
Premium/(Discount) to NAV     -4.76%
------------------------------------
Latest Dividend               $.0760
------------------------------------
Market Yield                   6.80%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $399,792
------------------------------------

ANNUALIZED TOTAL RETURN
(Inception 7/27/04)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year         -5.13%         4.47%
------------------------------------
Since
Inception      -5.00%         4.19%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Media                          17.5%
------------------------------------
Hotels, Restaurants & Leisure   9.0%
------------------------------------
Healthcare Providers & Services 5.5%
------------------------------------
Real Estate                     5.3%
------------------------------------
Diversified Telecommunication
Services                        4.9%
------------------------------------
IT Services                     4.0%
------------------------------------
Electric Utilities              3.9%
------------------------------------
Containers & Packaging          3.4%
------------------------------------
Chemicals                       3.2%
------------------------------------
Machinery                       3.0%
------------------------------------
Gas Utilities                   2.9%
------------------------------------
Commercial Services & Supplies  2.7%
------------------------------------
Food & Staples Retailing        2.6%
------------------------------------
Oil, Gas, & Consumable Fuels    2.6%
------------------------------------
Building Products               2.4%
------------------------------------
Household Durables              2.4%
------------------------------------
Textiles & Apparel              2.1%
------------------------------------
Auto Components                 2.0%
------------------------------------
Aerospace and Defense           1.5%
------------------------------------
Household Products              1.5%
------------------------------------
Metals & Mining                 1.5%
------------------------------------
High-Grade Short-Term
Investments                     3.8%
------------------------------------
Other                          12.3%
------------------------------------

TOP FIVE ISSUERS (EXCLUDING
HIGH-GRADE SHORT-TERM INVESTMENTS)
(as a % of total investments)
------------------------------------
Cablevision Systems Corp.       2.8%
------------------------------------
LNR Property Corp.              2.7%
------------------------------------
Century Cable Holdings, LLC     2.5%
------------------------------------
Fidelity National               2.4%
------------------------------------
General Growth Properties, Inc. 2.3%
------------------------------------

Special Shareholder
           MEETING REPORT

The Special Shareholder Meeting was held at The Northern Trust Bank, 50 S. LaSalle St., Chicago, IL on July 26, 2005.

                                                                                         NSL             JFR                JRO
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Common and       Common and        Common and
                                                                                       Preferred        Preferred         Preferred
                                                                                          shares           shares            shares
                                                                                 voting together  voting together   voting together
                                                                                      as a class       as a class        as a class
====================================================================================================================================
APPROVAL OF THE NEW INVESTMENT MANAGEMENT AGREEMENT WAS REACHED AS FOLLOWS:
   For                                                                                27,116,330       44,078,801        27,323,375
   Against                                                                               189,821          754,077           121,999
   Abstain                                                                               189,052          388,842           199,565
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                              27,495,203       45,221,720        27,644,939
====================================================================================================================================
APPROVAL OF THE NEW SUB-ADVISORY AGREEMENT BETWEEN NUVEEN ASSET MANAGEMENT
AND SYMPHONY ASSET MANAGEMENT, LLC WAS REACHED AS FOLLOWS:
   For                                                                                27,110,228       44,108,159        27,310,211
   Against                                                                               210,789          745,954           123,942
   Abstain                                                                               174,186          367,607           210,786
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                              27,495,203       45,221,720        27,644,939
====================================================================================================================================

Report of
   INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM



THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
NUVEEN SENIOR INCOME FUND
NUVEEN FLOATING RATE INCOME FUND
NUVEEN FLOATING RATE INCOME OPPORTUNITY FUND

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Nuveen Senior Income Fund, Nuveen Floating Rate Income Fund and Nuveen Floating Rate Income Opportunity Fund as of July 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for the periods indicated therein, cash flows for the year then ended, and the financial highlights for each of the periods after July 31, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Nuveen Senior Income Fund for each of the three years in the period ended July 31, 2003 were audited by other auditors whose report dated September 18, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian, selling or agent banks and brokers or by other appropriate auditing procedures where replies from selling or agent banks or brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Senior Income Fund, Nuveen Floating Rate Income Fund and Nuveen Floating Rate Income Opportunity Fund at July 31, 2005, the results of their operations for the year then ended, changes in their net assets for the periods indicated herein, cash flows for the year then ended, and their financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.



                                                               Ernst & Young LLP


September 14, 2005

                        Nuveen Senior Income Fund (NSL)
                        Portfolio of
                               INVESTMENTS July 31, 2005

                                                                      WEIGHTED                        RATINGS**
    PRINCIPAL                                                          AVERAGE         STATED      ---------------          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON      MATURITY*      MOODY'S     S&P           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VARIABLE RATE SENIOR LOAN INTERESTS(2) - 136.9% (81.3% OF TOTAL ASSETS)


                AEROSPACE & DEFENSE - 2.4% (1.4% OF TOTAL ASSETS)

$      3,000    Mid-Western Aircraft Systems Inc., Term Loan B (c)         TBD            TBD           B1     BB-    $  3,054,375
       2,443    Vought Aircraft Industries, Inc., Term Loan             5.990%       12/22/11          Ba3      B+       2,484,526
         545    Vought Aircraft Industries, Inc., Tranche B,            5.840%       12/22/10          Ba3      B+         553,636
                   Letter of Credit
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,092,537
------------------------------------------------------------------------------------------------------------------------------------


                AIRLINES - 2.4% (1.4% OF TOTAL ASSETS)

       5,943    United Air Lines, Inc., DIP Term Loan (Tranche B) (b)   9.500%        3/31/06          N/R     N/R       6,013,194
------------------------------------------------------------------------------------------------------------------------------------


                AUTO COMPONENTS - 8.7% (5.2% OF TOTAL ASSETS)

       2,425    Accuride Corporation, Term Loan                         5.645%        1/31/10           B2      B-       2,448,723
       4,224    Federal-Mogul Corporation, Term Loan A (b)              5.740%        2/24/04          N/R     N/R       3,882,570
       5,551    Federal-Mogul Corporation, Term Loan B (b)              5.990%        2/24/05          N/R     N/R       5,104,685
       2,000    Goodyear Tire & Rubber Company, Second Lien Term Loan   6.320%        4/30/10           B2      B+       2,018,438
       1,000    Goodyear Tire & Rubber Company, Term Loan               4.840%        4/30/10           B2      BB       1,007,857
       3,046    MetalForming Technologies, Inc., Term Loan A (a)(b)     9.250%        9/30/07          N/R     N/R       1,675,173
       1,187    MetalForming Technologies, Inc., Term Loan B            9.250%        9/30/07          N/R     N/R         652,942
                   (PIK) (a)(b)
       3,042    Tenneco Automotive Inc., Term Loan B                    5.540%       12/12/10           B1      B+       3,084,887
       1,336    Tenneco Automotive Inc., Term Loan B-1                  5.590%       12/12/10           B1      B+       1,355,136
         723    United Components, Inc., Term Loan C                    5.750%        6/30/10           B1     BB-         735,314
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         21,965,725
------------------------------------------------------------------------------------------------------------------------------------


                BEVERAGES - 3.3% (2.0% OF TOTAL ASSETS)

       2,077    Constellation Brands, Inc., Term Loan                   5.299%       11/30/11          Ba2      BB       2,111,844
       6,109    Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B   5.534%       12/19/10           B1     N/R       6,202,051
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,313,895
------------------------------------------------------------------------------------------------------------------------------------


                BUILDING PRODUCTS - 3.2% (1.9% OF TOTAL ASSETS)

       1,000    Euramax Holdings Inc., Term Loan B                      5.875%        6/21/12           B1      B+       1,016,875
       1,985    Nortek, Inc., Term Loan B                               5.916%        8/27/11           B2       B       2,004,850
       2,492    Stile Acquisition Corporation, Canadian Term Loan       5.902%        4/05/13           B2     BB-       2,500,971
       2,496    Stile Acquisition Corporation, Term Loan B              5.657%        4/05/13           B2     BB-       2,505,232
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,027,928
------------------------------------------------------------------------------------------------------------------------------------


                CHEMICALS - 6.4% (3.8% OF TOTAL ASSETS)

       2,421    Celanese Holdings LLC, Term Loan C                      5.740%        4/06/11           B1      B+       2,465,875
       1,995    GenTek Inc, Term Loan B                                 6.091%        2/28/11           B2      B+       2,002,730
         667    Headwaters Incorporated, Second Lien Term Loan          9.020%        9/01/12           B3      B-         686,389
         930    Huntsman International LLC, Term Loan                   6.400%        3/31/10          Ba3     BB-         933,558
       3,990    Mosaic Company, Term Loan                               5.130%        2/21/12          Ba2     BB+       4,045,487
       2,494    PQ Corporation, Term Loan                               5.500%        2/10/12           B1      B+       2,524,143
       1,990    Rockwood Specialties Group, Inc., Tranche D             5.930%       12/10/12           B1      B+       2,025,655
       1,500    Wellman, Inc., First Lien Term Loan                     7.210%        2/10/09           B1      B+       1,530,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        16,213,837
------------------------------------------------------------------------------------------------------------------------------------


                COMMERCIAL SERVICES & SUPPLIES - 4.6% (2.7% OF TOTAL ASSETS)

       1,486    Allied Waste North America, Inc., Letter of Credit      3.100%        3/21/12           B1      BB       1,497,356
       3,895    Allied Waste North America, Inc., Term Loan B           5.538%        3/12/21           B1      BB       3,925,738
       3,960    National Equipment Services, Inc., Term Loan            8.969%        8/17/10           B3       B       4,061,475
       2,000    Williams Scotsman, Inc., Term Loan                      5.981%        6/28/10           B2      B+       2,026,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,510,819
------------------------------------------------------------------------------------------------------------------------------------


                                    Portfolio of INVESTMENTS July 31, 2005


                                                                      WEIGHTED                          RATINGS**
    PRINCIPAL                                                          AVERAGE          STATED      ---------------          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON       MATURITY*        MOODY'S  S&P            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSTRUCTION & ENGINEERING - 0.8% (0.5% OF TOTAL ASSETS)

$      2,000    Maxim Crane Works, Term Loan C                          8.938%        1/28/12          N/R      N/R   $  2,085,000
------------------------------------------------------------------------------------------------------------------------------------
                CONTAINERS & PACKAGING - 5.4% (3.2% OF TOTAL ASSETS)

       4,975    Graham Packaging Company, L.P., Term Loan B             6.028%       10/07/11           B2        B      5,058,433
       4,000    Graham Packaging Company, L.P., Term Loan C             7.750%        4/07/12           B2     CCC+      4,125,834
         437    Smurfit-Stone Container Corporation,                    2.100%       11/01/11          Ba3      BB-        444,018
                Deposit-Funded Commitment
       2,004    Smurfit-Stone Container Corporation, Term Loan B        5.465%       11/01/11          Ba3      BB-      2,037,357
         541    Smurfit-Stone Container Corporation, Term Loan C        5.375%       11/01/11          Ba3      BB-        550,030
       1,470    United States Can Company, Term Loan B                  7.648%        1/15/10           B3        B      1,477,407
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,693,079
------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 4.3% (2.6% OF TOTAL ASSETS)

       3,000    Fairpoint Communications, Inc., Term Loan               5.563%        2/15/12           B1     BB-       3,043,125
       1,990    Intelsat, Ltd., Term Loan B                             5.250%        7/28/11           B1       B       2,010,645
         800    Qwest Corporation, Term Loan A                          8.100%        6/30/07          Ba3     BB-         827,438
       5,000    Qwest Corporation, Term Loan B                          6.950%        6/30/10          Ba3     BB-       4,993,750
       5,000    WCI Capital Corp., Term Loan B (a)(b)                      N/A        9/30/07          N/R     N/R          75,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,949,958
------------------------------------------------------------------------------------------------------------------------------------
                ELECTRIC UTILITIES - 1.8% (1.1% OF TOTAL ASSETS)

       1,500    Allegheny Energy Supply Company, LLC, Term Loan C (c)      TBD            TBD          Ba2      BB       1,521,563
       2,985    Calpine Construction Finance Company, L.P.,             9.510%        8/31/09           B1       B       3,126,629
                Term Loan B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,648,192
------------------------------------------------------------------------------------------------------------------------------------
                ELECTRICAL EQUIPMENT - 0.8% (0.5% OF TOTAL ASSETS)

       1,696    Sensus Metering Systems Inc., Term Loan B-1             6.019%       12/17/10           B2      B+       1,716,142
         254    Sensus Metering Systems Inc., Term Loan B-2             6.165%       12/17/10           B2      B+         257,421
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,973,563
------------------------------------------------------------------------------------------------------------------------------------
                ENERGY EQUIPMENT & SERVICES - 0.3% (0.1% OF TOTAL ASSETS)

         628    Pride Offshore, Inc., Term Loan                         5.090%        7/07/11          Ba1     BB+         636,711
------------------------------------------------------------------------------------------------------------------------------------
                FOOD PRODUCTS - 2.4% (1.4% OF TOTAL ASSETS)

       5,000    Dole Holding Company, LLC, Term Loan                    8.688%        7/22/10          Ba3       B       5,156,250
         913    Michael Foods, Inc., Term Loan B                        5.286%       11/20/10           B1      B+         928,725
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,084,975
------------------------------------------------------------------------------------------------------------------------------------
                GAS UTILITIES - 2.0% (1.2% OF TOTAL ASSETS)

         800    Coffeyville Resources LLC, Letter of Credit             6.063%        6/24/12           B1     BB-         814,667
       1,200    Coffeyville Resources LLC, Term Loan B                  6.063%        6/24/12           B1     BB-       1,222,000
       1,125    El Paso Corporation, Deposit-Funded Commitment          2.850%       11/23/09           B3       B       1,136,338
       1,853    El Paso Corporation, Term Loan                          6.240%       11/23/09           B3       B       1,877,248
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,050,253
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE EQUIPMENT & SUPPLIES - 0.7% (0.4% OF TOTAL ASSETS)

       1,849    Kinetic Concepts, Inc., Term Loan B-2                   5.240%        8/11/10          Ba3      BB       1,871,179
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE PROVIDERS & SERVICES - 10.0% (5.9% OF TOTAL ASSETS)

       5,389    Community Health Systems, Inc., Term Loan               5.070%        8/19/11          N/R     BB-       5,468,430
       5,000    Davita Inc., Term Loan B (c)                               TBD            TBD           B1     BB-       5,084,028
       1,980    IASIS Healthcare LLC, Term Loan B                       5.766%        6/22/11           B1      B+       2,008,640

                                       14


                                                                      WEIGHTED                          RATINGS**
   PRINCIPAL                                                           AVERAGE          STATED       ---------------         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON       MATURITY*        MOODY'S   S&P           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HEALTHCARE PROVIDERS & SERVICES (continued)

$      3,500    Psychiatric Solutions, Term Loan B                      5.338%        7/10/12           B1      B+    $  3,555,780
         996    Quintiles Transnational Corp., Term Loan B              5.240%        6/26/08           B1     BB-       1,002,868
       2,993    Select Medical Corporation, Term Loan                   5.042%        2/24/12           B1     BB-       3,008,398
       2,985    Vanguard Health Holding Company I, LLC,                 6.350%        9/23/11           B2       B       3,037,238
                Initial Sub Tranche 2 Term Loan
       1,985    Vanguard Health Holding Company I, LLC, Term Loan B     6.340%        9/23/11           B2       B       2,019,738
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        25,185,120
------------------------------------------------------------------------------------------------------------------------------------
                HOTELS, RESTAURANTS & LEISURE - 17.6% (10.4% OF TOTAL ASSETS)

       5,000    24 Hour Fitness Worldwide, Inc., Term Loan B            6.780%        6/06/05           B2       B       5,082,813
         602    Ameristar Casinos, Inc., Incremental Term Loan          5.500%       12/20/06          Ba3      BB         610,453
       1,773    Ameristar Casinos, Inc., Term Loan B-1                  5.500%       12/20/06          Ba3      BB       1,796,220
       1,985    Argosy Gaming Company, Term Loan B                      6.750%        7/31/08          Ba1      BB       1,991,617
       5,000    Burger King Corporation, Term Loan B                    5.188%        7/17/12          Ba2      B+       5,083,853
       4,000    CCM Merger, Inc., Term Loan B (c)                          TBD            TBD          N/R     N/R       4,056,250
       1,990    Isle of Capri Casinos, Inc., Term Loan                  5.189%        4/26/08          Ba2     BB-       2,013,943
       4,429    Jack in the Box Inc., Term Loan                         5.164%        1/09/10          Ba2      BB       4,485,532
       7,990    OpBiz, LLC, Term Loan A                                 6.504%        8/31/10           B3      B-       8,014,656
          20    OpBiz, LLC, Term Loan B (PIK)                           7.504%        8/31/10           B3      B-          19,570
       4,000    Penn National Gaming Inc., Term Loan B (c)                 TBD            TBD          Ba3     BB-       4,067,814
       1,964    Resorts International, Term Loan B                      5.990%        4/26/12           B2      B+       1,989,355
         427    Venetian Casino Resort, LLC, Delayed Draw Term Loan (e) 0.750%        6/15/11           B1      B+           4,808
       2,073    Venetian Casino Resort, LLC, Term Loan                  5.240%        6/15/11           B1      B+       2,100,779
         259    Wyndham International, Inc., Letter of Credit           3.250%        5/10/11           B3       B         259,914
       1,000    Wyndham International, Inc., Revolver (e)               6.625%        4/15/11           B3       B         111,389
       2,735    Wyndham International, Inc., Term Loan B                6.625%        4/15/11           B3       B       2,753,668
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        44,442,634
------------------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD DURABLES - 1.6% (1.0% OF TOTAL ASSETS)

       3,931    Sealy Mattress Company, Term Loan D                     5.129%        4/06/12           B1      B+       3,970,650
------------------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD PRODUCTS - 0.8% (0.5% OF TOTAL ASSETS)

       1,975    Prestige Brands, Inc., Term Loan B                      5.380%        4/06/11           B1      B+       1,996,395
------------------------------------------------------------------------------------------------------------------------------------
                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4% (0.3% OF TOTAL ASSETS)

         553    Covanta Energy Corporation, Letter of Credit            3.360%        1/22/07           B1      B+         561,484
         447    Covanta Energy Corporation, Term Loan B                 6.460%        5/23/12           B1      B+         454,980
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,016,464
------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 3.8%  (2.3% OF TOTAL ASSETS)

       9,589    Conseco, Inc., Term Loan                                6.990%        6/22/10           B2     BB-       9,682,897
------------------------------------------------------------------------------------------------------------------------------------
                IT SERVICES - 3.8% (2.2% OF TOTAL ASSETS)

       4,425    Fidelity National, Term Loan B                          5.100%        3/09/13          Ba3      BB       4,439,224
       5,000    SunGard Data Systems Inc., Term Loan B (c)                 TBD            TBD          N/R     N/R       5,070,313
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,509,537
------------------------------------------------------------------------------------------------------------------------------------
                MACHINERY - 1.3% (0.8% OF TOTAL ASSETS)

       1,371    Dresser-Rand Group Inc., Term Loan                      5.438%       10/10/10           B1      B+       1,392,201
       1,910    Rexnord Corporation, Replacement Term Loan              7.187%       11/25/09           B1      B+       1,936,493
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,328,694
------------------------------------------------------------------------------------------------------------------------------------
                MEDIA - 25.1% (14.9% OF TOTAL ASSETS)

       6,226    American Media Operations, Inc., Term Loan C            6.254%        4/01/07           B1       B       6,309,824
         952    CanWest Media Inc., Term Loan E                         5.638%        6/18/09          Ba2      B+         965,880
       6,000    Century Cable Holdings, LLC, Discretionary              8.250%       12/31/09          N/R     N/R       5,941,500
                   Term Loan (b)
       3,640    Century Cable Holdings, LLC, Revolver (b)(f)            7.250%       10/25/10          N/R     N/R       3,570,613
       4,944    Charter Communications Operating, LLC, Term Loan B      6.930%        4/07/11           B2       B       4,930,611
       2,364    Dex Media East, LLC, Term Loan B                        5.073%       11/10/08          Ba2      BB       2,398,207

                                       15


                                                                      WEIGHTED                          RATINGS**
PRINCIPAL                                                              AVERAGE          STATED       ----------------       MARKET
AMOUNT (000)    DESCRIPTION(1)                                          COUPON       MATURITY*        MOODY'S   S&P          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MEDIA (continued)

$      4,585    Dex Media West, LLC, Term Loan B                        5.130%        3/09/10          Ba2      BB    $  4,653,698
       1,990    Emmis Operating Company, Term Loan                      5.130%       11/10/11          Ba2      B+       2,013,383
       1,047    Gray Television, Inc., Term Loan C                      5.010%       12/31/10          Ba1      B+       1,054,454
       2,432    Lamar Media Corp., Tranche D                            5.063%        6/30/10          Ba2     BB-       2,462,321
       5,000    Metro-Goldwyn-Mayer Studios, Inc., Term Loan B          5.740%        4/08/12          N/R     N/R       5,060,000
       2,038    PRIMEDIA Inc., Term Loan B                              6.313%        6/30/09          N/R       B       2,044,061
       1,980    PRIMEDIA Inc., Term Loan C                              7.813%       12/31/09          N/R       B       1,990,210
       4,348    R.H. Donnelley Inc., Tranche D                          5.203%        6/30/11          Ba3     N/R       4,412,492
       2,993    Rainbow Media Holdings LLC, Term Loan                   6.130%        3/31/12           B1     BB+       3,023,921
       4,668    Regal Cinemas Corporation, Term Loan                    5.240%       11/10/10          Ba3     BB-       4,723,012
       1,733    Sun Media Corporation, Term Loan B                      5.680%        2/07/09          Ba2      BB       1,756,432
       3,000    UPC Financing Partnership, Term Loan H2                 6.254%        9/30/12           B1       B       3,025,001
       2,960    WMG Acquisition Corp., Term Loan                        5.449%        2/27/11           B1      B+       2,993,540
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        63,329,160
------------------------------------------------------------------------------------------------------------------------------------
                METALS & MINING - 2.0% (1.2% OF TOTAL ASSETS)

       4,964    Amsted Industries Incorporated, Term Loan B             6.120%       10/15/10           B1     BB-       5,030,484
------------------------------------------------------------------------------------------------------------------------------------
                MULTI-UTILITIES - 1.6% (0.9% OF TOTAL ASSETS)

         875    NRG Energy, Inc., Credit-Linked Deposit                 3.390%       12/24/11          Ba3      BB         886,016
       1,119    NRG Energy, Inc., Term Loan                             5.365%       12/20/11          Ba3      BB       1,133,467
       1,990    Reliant Energy, Inc., Term Loan                         6.070%        4/30/10           B1      B+       2,015,031
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,034,514
------------------------------------------------------------------------------------------------------------------------------------
                PAPER & FOREST PRODUCTS - 2.2% (1.3% OF TOTAL ASSETS)

       1,575    Boise Cascade Holdings, LLC, Term Loan D                5.250%        3/29/11          Ba3      BB       1,600,692
       3,000    NewPage Corporation, Term Loan B                        6.379%        5/02/11           B1       B       3,060,000
       1,000    White Birch Paper Company, Second Lien Term Loan       10.909%        4/08/13           B3      B-       1,004,167
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,664,859
------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - 1.7% (1.0% OF TOTAL ASSETS)

       2,246    Alpharma Operating Corporation, Term Loan A             5.210%       10/05/07           B1      B+       2,244,511
       1,995    Talecris Biotherapeutics Inc., Term Loan B              6.536%        3/31/10          N/R     N/R       1,999,988
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,244,499
------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 5.9% (3.5% OF TOTAL ASSETS)

       1,906    General Growth Properties, Inc., Term Loan A            5.590%       10/28/04          Ba2     BB+       1,925,682
       4,976    General Growth Properties, Inc., Term Loan B            5.490%       11/12/08          Ba2     BB+       5,047,018
       4,900    LNR Property Corp., Term Loan                           6.210%        2/03/08           B2      B+       4,951,036
       3,000    LNR Property Corp., Term Loan B                         8.460%        2/03/08           B2      B+       2,993,438
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        14,917,174
------------------------------------------------------------------------------------------------------------------------------------
                SPECIALTY RETAIL - 5.1%  (3.0% OF TOTAL ASSETS)

       1,362    Micro Warehouse, Inc., Term Loan B (a)(b)(h)               N/A        1/30/07          N/R     N/R          27,260
       3,000    Movie Gallery Inc., Term Loan B                         6.490%        4/01/11           B1      B+       3,030,938
       6,090    Norwood Promotional Products, Inc., Term Loan A         9.750%        8/16/09          N/R     N/R       6,028,811
       5,362    Norwood Promotional Products, Inc., Term Loan B         1.000%        8/12/11          N/R     N/R       1,836,614
       2,000    TravelCenters of America Inc., Term Loan                5.090%        6/30/11           B1      BB       2,025,313
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,948,936
------------------------------------------------------------------------------------------------------------------------------------
                TEXTILES & APPAREL - 3.7% (2.2% OF TOTAL ASSETS)

       5,225    Jostens IH Corp., Term Loan C                           5.938%        7/29/10           B1      B+       5,309,906
       4,000    William Carter Company, Term Loan B (d)                 5.445%        7/17/12           B1     BB-       4,061,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,371,156
------------------------------------------------------------------------------------------------------------------------------------




                                       16


                                                                      WEIGHTED                         RATINGS**
PRINCIPAL                                                              AVERAGE          STATED      ---------------         MARKET
AMOUNT (000)    DESCRIPTION(1)                                          COUPON       MATURITY*       MOODY'S   S&P           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRADING COMPANIES & DISTRIBUTORS - 0.8% (0.5% OF TOTAL ASSETS)

$      2,000    Ashtead Group Public Limited Company, Term Loan         5.563%       11/12/09          N/R     BB-    $  2,030,000
------------------------------------------------------------------------------------------------------------------------------------
                Total Variable Rate Senior Loan Interests (cost $352,452,517)                                          345,834,018
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                       RATINGS**
   PRINCIPAL                                                                           STATED       ---------------          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON       MATURITY        MOODY'S   S&P            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS - 16.6% (9.8% OF TOTAL ASSETS)

                HOTELS, RESTAURANTS & LEISURE - 7.5% (4.4% OF TOTAL ASSETS)

       5,350    Mandalay Resort Group                                   6.450%        2/01/06          Ba2     BB+       5,430,250
       1,500    MGM Grand                                               7.250%       10/15/06          Ba1     BB+       1,548,750
       7,000    MGM Mirage                                              9.750%        6/01/07          Ba2     BB-       7,586,250
       1,443    Park Place Entertainment                                7.875%       12/15/05          Ba2     BB-       1,464,645
       2,400    Park Place Entertainment                                8.875%        9/15/08          Ba2     BB-       2,676,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        18,705,895
------------------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD DURABLES - 1.2% (0.7% OF TOTAL ASSETS)

       3,000    Standard Pacific Corporation                            6.500%       10/01/08          Ba2      BB       3,075,000
------------------------------------------------------------------------------------------------------------------------------------
                MACHINERY - 0.8% (0.5% OF TOTAL ASSETS)

       2,000    Navistar International, Series B                        9.375%        6/01/06          Ba3     BB-       2,075,000
------------------------------------------------------------------------------------------------------------------------------------
                MEDIA - 4.4% (2.6% OF TOTAL ASSETS)

       1,930    AMC Entertainment                                       9.875%        2/01/12           B3    CCC+       1,958,950
       2,000    Cablevision Systems Corp, Floating Rate Note,           7.880%        4/01/09           B3      B+       2,072,500
                  4.500% plus six-month LIBOR
       4,500    Emmis Operating Company, Floating Rate Note,            9.314%        6/15/12           B3      B-       4,528,125
                  5.875% plus three-month LIBOR, 144A
       2,500    PRIMEDIA Inc., Floating Rate Note, 5.375%               8.164%        5/15/10           B3       B       2,650,000
                  plus three-month LIBOR
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,209,575
------------------------------------------------------------------------------------------------------------------------------------
                OIL, GAS & CONSUMABLE FUELS - 2.7% (1.6% OF TOTAL ASSETS)

       6,417    Tesoro Petroleum Corporation                            8.000%        4/15/08          Ba2    BBB-       6,810,041
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $41,872,177)                                                                41,875,511
                --------------------------------------------------------------------------------------------------------------------




                                                                                                                             MARKET
 SHARES (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EQUITIES - 0.0% (0.0% OF TOTAL ASSETS)

                AUTO COMPONENTS - 0.0% (0.0% OF TOTAL ASSETS)
         280    MetalForming Technologies, Inc. (b)(h)                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
                Total Equities (cost $0)                                                                                        --
                --------------------------------------------------------------------------------------------------------------------
                WARRANTS - 0.0% (0.0% OF TOTAL ASSETS)

                MULTI-UTILITIES - 0.0% (0.0% OF TOTAL ASSETS)

           6    Reliant Energy, Inc.                                                                                        49,970
------------------------------------------------------------------------------------------------------------------------------------

                Total Warrants (cost $40,254)                                                                               49,970
                --------------------------------------------------------------------------------------------------------------------


                                       17

                                    Portfolio of INVESTMENTS July 31, 2005






    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HIGH-GRADE SHORT-TERM INVESTMENTS - 13.2%  (7.8% OF TOTAL ASSETS)
$     33,314    State Street Bank Euro Dollar Time Deposit, 3.000%, 8/01/05                                             $33,314,445
============------------------------------------------------------------------------------------------------------------------------
                Total High-Grade Short-Term Investments (cost $33,314,445)                                               33,314,445
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $427,679,393) - 166.7% (98.9% of total assets)                                  421,073,944
                --------------------------------------------------------------------------------------------------------------------
                Borrowings Payable - (40.8)%+                                                                         (103,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (7.7)%                                                                 (19,476,061)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (18.2)%                                                       (46,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $ 252,597,883
                ====================================================================================================================


     (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

     (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

          Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

     * Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, theactual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown.

     ** Ratings (not covered by the report of independent registered public accounting firm) below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

     (a) At or subsequent to July 31, 2005, this issue was non-income producing.

     (b) At or subsequent to July 31, 2005, this issue was under the protection of the Federal Bankruptcy Court.

     (c)  Purchased on a when-issued or delayed delivery basis.


     (d)  Portion purchased on a when-issued or delayed delivery basis.

     (e) Position represents an unfunded loan commitment outstanding at July 31, 2005.

     (f) Position represents a participation commitment outstanding at July 31, 2005.


     (h) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

    144A 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

     TBD Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

    (PIK) In lieu of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.

     N/R  Investment is not rated.


     +    Borrowings payable as a percentage of total assets is (24.2%).

                                 See accompanying notes to financial statements.

              Nuveen Floating Rate Income Fund (JFR)
              Portfolio of
                            INVESTMENTS July 31, 2005







                                                                      WEIGHTED                          RATINGS**
    PRINCIPAL                                                          AVERAGE         STATED        ---------------         MARKET
  AMOUNT (000)  DESCRIPTION(1)                                          COUPON      MATURITY*        MOODY'S    S&P           VALUE

------------------------------------------------------------------------------------------------------------------------------------
                VARIABLE RATE SENIOR LOAN INTERESTS(2) - 129.0% (76.6% OF TOTAL ASSETS)


                AEROSPACE & DEFENSE - 1.4% (0.8% OF TOTAL ASSETS)
$       6,000   Mid-Western Aircraft Systems Inc., Term Loan               TBD            TBD           B1     BB-    $   6,108,750
                  B (b)
        2,443   Vought Aircraft Industries, Inc., Term Loan             5.990%       12/22/11          Ba3      B+        2,484,526
          545   Vought Aircraft Industries, Inc., Tranche B,            5.840%       12/22/10          Ba3      B+          553,636
                  Letter of Credit
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,146,912
------------------------------------------------------------------------------------------------------------------------------------
                AIRLINES - 1.8% (1.1% OF TOTAL ASSETS)

       11,885   United Air Lines, Inc., DIP Term Loan (Tranche B) (a)   9.500%        3/31/06          N/R     N/R       12,026,387
------------------------------------------------------------------------------------------------------------------------------------
                AUTO COMPONENTS - 4.6% (2.7% OF TOTAL ASSETS)

        5,659   Accuride Corporation, Term Loan                         5.645%        1/31/10           B2      B-        5,713,687
       17,662   Federal-Mogul Corporation, Term Loan A (a)              5.740%        2/24/04          N/R     N/R       16,232,482
        2,000   Federal-Mogul Corporation, Term Loan B (a)              5.990%        2/24/05          N/R     N/R        1,839,286
        6,000   Goodyear Tire & Rubber Company, Second                  6.320%        4/30/10           B2      B+        6,055,314
                  Lien Term Loan
        1,000   Goodyear Tire & Rubber Company, Term Loan               4.840%        4/30/10           B2      BB        1,007,856
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         30,848,625
------------------------------------------------------------------------------------------------------------------------------------
                BEVERAGES - 1.8% (1.1% OF TOTAL ASSETS)

        2,493   Constellation Brands, Inc., Term Loan                   5.299%       11/30/11          Ba2      BB        2,534,214
        9,144   Dr. Pepper/Seven UP Bottling Group, Inc., Term          5.534%       12/19/10           B1     N/R        9,283,365
                  Loan B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,817,579
------------------------------------------------------------------------------------------------------------------------------------
                BUILDING PRODUCTS - 5.2% (3.1% OF TOTAL ASSETS)

       14,888   Nortek, Inc., Term Loan B                               5.916%        8/27/11           B2       B       15,036,375
        4,675   PP Holding Corporation, Term Loan                       5.740%       11/12/11           B1       B        4,708,115
        7,475   Stile Acquisition Corporation, Canadian Term Loan       5.902%        4/05/13           B2     BB-        7,502,914
        7,488   Stile Acquisition Corporation, Term Loan B              5.657%        4/05/13           B2     BB-        7,515,696
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         34,763,100
------------------------------------------------------------------------------------------------------------------------------------
                CHEMICALS - 8.2% (4.9% OF TOTAL ASSETS)

        7,667   Celanese Holdings LLC, Term Loan C                      5.740%        4/06/11           B1      B+        7,808,604
          667   Headwaters Incorporated, Second Lien Term Loan          9.020%        9/01/12           B3      B-          686,389
        1,383   Headwaters Incorporated, Term Loan B                    5.907%        4/30/11           B1      B+        1,399,203
       12,840   Hercules Incorporated, Term Loan                        5.306%       10/08/10          Ba1      BB       13,011,710
       10,368   Huntsman International LLC, Term Loan B-1               5.750%       12/31/10          Ba3       B       10,400,792
        7,920   Lyondell-Citgo Refining LP, Term Loan                   5.509%        5/21/07           B1     N/R        8,043,750
       12,935   Rockwood Specialties Group, Inc., Tranche D             5.930%       12/10/12           B1      B+       13,166,756
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         54,517,204
------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL SERVICES & SUPPLIES - 4.6% (2.7% OF TOTAL ASSETS)

        4,365   Allied Waste North America, Inc., Letter of Credit      3.100%        3/21/12           B1      BB        4,396,783
       11,436   Allied Waste North America, Inc., Term Loan B           5.538%        3/12/21           B1      BB       11,527,394
        6,930   National Equipment Services, Inc., Term Loan            8.969%        8/17/10           B3       B        7,107,581
        5,500   Williams Scotsman, Inc., Term Loan B                    5.981%        6/28/10           B2      B+        5,572,188
        2,000   Xerium Technologies Inc., Term Loan B                   5.099%        5/18/12           B1     BB-        2,030,625
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         30,634,571
------------------------------------------------------------------------------------------------------------------------------------


                                       19


        Nuveen Floating Rate Income Fund (JFR) (continued)
                     Portfolio of INVESTMENTS July 31, 2005




                                                                      WEIGHTED                         RATINGS**
    PRINCIPAL                                                          AVERAGE         STATED        ---------------         MARKET
  AMOUNT (000)  DESCRIPTION(1)                                          COUPON      MATURITY*        MOODY'S    S&P           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONTAINERS & PACKAGING - 6.3% (3.7% OF TOTAL ASSETS)

$       5,816   BWAY Corporation, Term Loan B                           5.750%        6/30/11           B1      B+    $   5,905,562
       17,910   Graham Packaging Company, L.P., Term Loan B             6.028%       10/07/11           B2       B       18,210,360
        5,000   Graham Packaging Company, L.P., Term Loan C             7.750%        4/07/12           B2    CCC+        5,157,293
        2,176   Owens-Illinois Group, Inc., Term Loan B                 5.190%        4/01/08           B1     N/R        2,198,730
          699   Smurfit-Stone Container Corporation,                    2.100%       11/01/11          Ba3     BB-          710,429
                  Deposit-Funded Commitment
        5,555   Smurfit-Stone Container Corporation, Term Loan B        5.465%       11/01/11          Ba3     BB-        5,647,489
        1,709   Smurfit-Stone Container Corporation, Term Loan C        5.375%       11/01/11          Ba3     BB-        1,737,689
        2,453   United States Can Company, Term Loan B                  7.648%        1/15/10           B3       B        2,464,845
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         42,032,397
------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8% (1.7% OF TOTAL ASSETS)

        5,500   Fairpoint Communications, Inc., Term Loan               5.563%        2/15/12           B1     BB-        5,579,063
        3,980   Intelsat, Ltd., Term Loan B                             5.250%        7/28/11           B1       B        4,021,293
        2,000   Madison River Capital LLC, Term Loan (b)                   TBD            TBD          N/R     N/R        2,035,417
        5,500   Qwest Corporation, Term Loan B                          6.950%        6/30/10          Ba3     BB-        5,493,125
        1,450   Valor Telecommunications Enterprises, LLC, Term         5.490%        2/14/12          Ba3     BB-        1,469,291
                  Loan
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         18,598,189
------------------------------------------------------------------------------------------------------------------------------------
                ELECTRIC UTILITIES - 2.8% (1.7% OF TOTAL ASSETS)

        8,500   Allegheny Energy Supply Company, LLC, Term Loan (b)        TBD            TBD          Ba2      BB        8,622,188
        9,899   Calpine Construction Finance Company, L.P., Term Loan B 9.510%        8/31/09           B1       B       10,369,724
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         18,991,912
------------------------------------------------------------------------------------------------------------------------------------
                ELECTRICAL EQUIPMENT - 0.7% (0.4% OF TOTAL ASSETS)

        4,729   Mueller Group, Inc., Term Loan                          6.240%        4/25/11           B2      B+        4,770,442
------------------------------------------------------------------------------------------------------------------------------------
                ENERGY EQUIPMENT & SERVICES - 0.7% (0.4% OF TOTAL ASSETS)

        4,712   Pride Offshore, Inc., Term Loan                         5.090%        7/07/11          Ba1     BB+        4,775,332
------------------------------------------------------------------------------------------------------------------------------------
                FOOD & STAPLES RETAILING - 1.7% (1.0% OF TOTAL ASSETS)

       10,878   The Jean Coutu Group, Inc., Term Loan B                 5.937%        7/30/11           B1      BB       11,064,559
------------------------------------------------------------------------------------------------------------------------------------
                FOOD PRODUCTS - 0.8% (0.5% OF TOTAL ASSETS)

        5,000   Dole Holding Company, LLC, Term Loan                    8.688%        7/22/10          Ba3       B        5,156,250
------------------------------------------------------------------------------------------------------------------------------------
                GAS UTILITIES - 1.9% (1.2% OF TOTAL ASSETS)

          800   Coffeyville Resources LLC, Letter of Credit             6.063%        6/24/12           B1     BB-          814,667
        1,200   Coffeyville Resources LLC, Term Loan B                  6.063%        6/24/12           B1     BB-        1,222,000
        1,875   El Paso Corporation, Deposit-Funded Commitment          2.850%       11/23/09           B3       B        1,893,897
        9,016   El Paso Corporation, Term Loan                          6.240%       11/23/09           B3       B        9,135,943
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,066,507
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE EQUIPMENT & SUPPLIES - 0.8% (0.5% OF TOTAL ASSETS)

        5,447   Kinetic Concepts, Inc., Term Loan B-2                   5.240%        8/11/10          Ba3      BB        5,511,728
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE PROVIDERS & SERVICES - 7.4% (4.4% OF TOTAL ASSETS)

        4,925   Beverly Enterprises, Inc., Term Loan B                  6.184%       10/22/08          Ba3      BB        4,954,084
       15,000   Davita Inc., Term Loan B (b)                               TBD            TBD           B1     BB-       15,252,083
       13,859   IASIS Healthcare LLC, Term Loan B                       5.766%        6/22/11           B1      B+       14,059,048
          990   Lifepoint Hospitals Holdings, Inc., Term Loan B         5.013%        9/30/11          Ba3      BB        1,000,077
        2,993   Select Medical Corporation, Term Loan                   5.042%        2/24/12           B1     BB-        3,008,398
        5,970   Vanguard Health Holding Company I, LLC, Initial         6.350%        9/23/11           B2       B        6,074,475
                  Sub Tranche 2 Term Loan
        2,000   Vanguard Health Holding Company I, LLC, Delayed         2.255%        9/23/11           B2       B           30,000
                  Draw Term Loan
        4,963   Vanguard Health Holding Company I, LLC, Term Loan B     6.340%        9/23/11           B2       B        5,049,344
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         49,427,509
------------------------------------------------------------------------------------------------------------------------------------

                                       20





                                                                      WEIGHTED                         RATINGS**
    PRINCIPAL                                                          AVERAGE         STATED       ---------------          MARKET
  AMOUNT (000)  DESCRIPTION(1)                                          COUPON      MATURITY*       MOODY'S     S&P           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOTELS, RESTAURANTS & LEISURE - 11.2% (6.7% OF TOTAL ASSETS)

$       8,000   24 Hour Fitness Worldwide, Inc., Term Loan B            6.780%        6/06/05           B2       B    $   8,132,500
        1,084   Ameristar Casinos, Inc., Incremental Term Loan          5.500%       12/20/06          Ba3      BB        1,098,815
        3,099   Ameristar Casinos, Inc., Term Loan B-1                  5.500%       12/20/06          Ba3      BB        3,139,885
        5,940   Boyd Gaming Corporation, Term Loan B                    4.635%        6/30/11          Ba2      BB        6,006,207
        2,970   Jack in the Box Inc., Term Loan                         5.164%        1/09/10          Ba2      BB        3,007,977
       14,481   OpBiz, LLC, Term Loan A                                 6.504%        8/31/10           B3      B-       14,526,564
           35   OpBiz, LLC, Term Loan B (PIK)                           7.504%        8/31/10           B3      B-           35,470
       10,000   Penn National Gaming Inc., Term Loan B (b)                 TBD            TBD          Ba3     BB-       10,169,535
                  Loan
        9,950   Universal City Development Partners, LTD, Term Loan     5.460%        6/09/11          Ba3     BB-       10,082,668
        1,709   Venetian Casino Resort, LLC, Delayed Draw Term          0.750%        6/15/11           B1      B+           19,231
                  Loan (c)
        8,290   Venetian Casino Resort, LLC, Term Loan                  5.240%        6/15/11           B1      B+        8,403,114
          862   Wyndham International, Inc., Letter of Credit           3.250%        5/10/11           B3       B          866,379
        2,000   Wyndham International, Inc., Revolver (c)               6.625%        4/15/11           B3       B          222,778
        9,115   Wyndham International, Inc., Term Loan B                6.625%        4/15/11           B3       B        9,178,889
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         74,890,012
------------------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD DURABLES - 2.6% (1.5% OF TOTAL ASSETS)

       17,130   Sealy Mattress Company, Term Loan D                     5.129%        4/06/12           B1      B+       17,301,289
------------------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD PRODUCTS - 1.5% (0.9% OF TOTAL ASSETS)

       10,001   Prestige Brands, Inc., Term Loan B                      5.359%        4/06/11           B1      B+       10,108,932
------------------------------------------------------------------------------------------------------------------------------------
                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.5% (0.3% OF TOTAL ASSETS)

        1,659   Covanta Energy Corporation, Letter of Credit            3.360%        1/22/07           B1      B+        1,684,451
        1,341   Covanta Energy Corporation, Term Loan B                 6.460%        5/23/12           B1      B+        1,364,939
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,049,390
------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 4.1% (2.4% OF TOTAL ASSETS)

       26,849   Conseco, Inc., Term Loan                                6.990%        6/22/10           B2     BB-       27,112,111
------------------------------------------------------------------------------------------------------------------------------------
                IT SERVICES - 5.0% (3.1% OF TOTAL ASSETS)

       19,614   Fidelity National, Term Loan B                          5.100%        3/09/13          Ba3      BB       19,676,561
       14,000   SunGard Data Systems Inc., Term Loan B (b)                 TBD            TBD          N/R     N/R       14,196,875
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         33,873,436
------------------------------------------------------------------------------------------------------------------------------------
                MACHINERY - 0.7% (0.4% OF TOTAL ASSETS)

        2,056   Dresser-Rand Group Inc., Term Loan                      5.438%       10/10/10           B1      B+        2,088,301
        2,238   Terex Corporation, Term Loan B                          5.680%        7/03/09           B1     BB-        2,270,060
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,358,361
------------------------------------------------------------------------------------------------------------------------------------
                MARINE - 0.8% (0.4% OF TOTAL ASSETS)

        4,950   Horizon Lines, LLC, Term Loan                           5.990%        7/07/11           B2       B        5,022,186
------------------------------------------------------------------------------------------------------------------------------------
                MEDIA - 29.2% (17.4% OF TOTAL ASSETS)

        1,929   American Media Operations, Inc., Term Loan C            6.254%        4/01/07           B1       B        1,955,154
       17,000   Century Cable Holdings, LLC, Discretionary Term         8.250%       12/31/09          N/R     N/R       16,834,250
                Loan (a)
        7,000   Century Cable Holdings, LLC, Revolver (a)               7.250%       10/25/10          N/R     N/R        6,866,563
        2,000   Century Cable Holdings, LLC, Term Loan (a)              8.250%        6/30/09          N/R     N/R        1,982,321
       11,985   Charter Communications Operating, LLC, Term Loan A      6.680%        4/27/10           B2       B       11,900,029
        9,888   Charter Communications Operating, LLC, Term Loan B      6.930%        4/07/11           B2       B        9,861,223
        2,311   Dex Media East, LLC, Term Loan B                        5.083%       11/10/08          Ba2      BB        2,344,533
        9,257   Dex Media West, LLC, Term Loan B                        5.130%        3/09/10          Ba2      BB        9,396,218
        4,667   DirecTV Group, Term Loan B                              4.909%        4/08/13          Ba1      BB        4,720,415
       15,913   Emmis Operating Company, Term Loan                      5.130%       11/10/11          Ba2      B+       16,099,491
       11,620   Loews Cineplex Entertainment Corporation, Term          5.640%        6/30/11           B1       B       11,715,359
                Loan B
       25,000   Metro-Goldwyn-Mayer Studios, Inc., Term Loan B          5.740%        4/08/12          N/R     N/R       25,300,000
       16,849   Panamsat Corporation, Term Loan B-1                     5.650%        8/20/11          Ba3     BB+       17,132,333
        4,348   R.H. Donnelley Inc., Tranche D                          5.203%        6/30/11          Ba3     N/R        4,412,492


                                       21


        Nuveen Floating Rate Income Fund (JFR) (continued)
                     Portfolio of INVESTMENTS July 31, 2005




                                                                      WEIGHTED                        RATINGS**
    PRINCIPAL                                                          AVERAGE         STATED      ---------------           MARKET
  AMOUNT (000)  DESCRIPTION(1)                                          COUPON      MATURITY*       MOODY'S    S&P            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MEDIA (continued)

$       4,988   Rainbow Media Holdings LLC, Term Loan                   6.130%        3/31/12           B1     BB+    $   5,039,869
       16,562   Regal Cinemas Corporation, Term Loan                    5.240%       11/10/10          Ba3     BB-       16,759,794
          998   Spanish Broadcasting System Inc., Term Loan B           5.490%        6/10/10           B1      B+        1,012,463
       11,000   UPC Financing Partnership, Term Loan H2                 6.254%        9/30/12           B1       B       11,091,669
       20,734   WMG Acquisition Corp., Term Loan                        5.449%        2/27/11           B1      B+       20,959,788
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        195,383,964
------------------------------------------------------------------------------------------------------------------------------------
                METALS & MINING - 3.2% (1.9% OF TOTAL ASSETS)

        7,343   Amsted Industries Incorporated, Term Loan B             6.120%       10/15/10           B1     BB-        7,440,408
       13,515   Foundation PA Coal Company, Term Loan B                 5.544%        7/30/11          Ba3     BB-       13,761,873
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         21,202,281
------------------------------------------------------------------------------------------------------------------------------------
                MULTI-UTILITIES - 2.4% (1.4% OF TOTAL ASSETS)

        2,188   NRG Energy, Inc., Credit-Linked Deposit                 3.390%       12/24/11          Ba3      BB        2,215,040
        2,798   NRG Energy, Inc., Term Loan                             5.365%       12/20/11          Ba3      BB        2,833,668
       10,945   Reliant Energy, Inc., Term Loan                         6.070%        4/30/10           B1      B+       11,082,671
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         16,131,379
------------------------------------------------------------------------------------------------------------------------------------
                OIL, GAS & CONSUMABLE FUELS - 0.2% (0.1% OF TOTAL ASSETS)

        1,000   Kerr McGee, Term Loan B-2                               5.790%        5/24/11          Ba3     BB+        1,018,466
------------------------------------------------------------------------------------------------------------------------------------
                PAPER & FOREST PRODUCTS - 1.9% (1.1% OF TOTAL ASSETS)

        6,215   Boise Cascade Holdings, L.L.C., Term Loan D             5.250%        3/29/11          Ba3      BB        6,316,309
        3,000   NewPage Corporation, Term Loan B                        6.379%        5/02/11           B1       B        3,060,000
        3,000   White Birch Paper Company, Second Lien Term Loan       10.909%        4/08/13           B3      B-        3,012,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,388,809
------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - 0.7% (0.4% OF TOTAL ASSETS)

        4,988   Talecris Biotherapeutics Inc., Term Loan B              6.536%        3/31/10          N/R     N/R        4,999,968
------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 9.7% (5.8% OF TOTAL ASSETS)

       20,685   General Growth Properties, Inc., Term Loan B            5.490%       11/12/08          Ba2     BB+       20,979,261
       21,557   LNR Property Corp., Term Loan                           6.210%        2/03/08           B2      B+       21,784,560
        2,000   LNR Property Corp., Term Loan B                         8.460%        2/03/08           B2      B+        1,995,625
       12,000   Macerich Company, Incremental Term                      4.890%        4/25/06          N/R     N/R       12,015,000
        8,000   Macerich Company, Term Loan                             6.750%        4/25/10          N/R     N/R        8,030,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         64,804,446
------------------------------------------------------------------------------------------------------------------------------------
                SPECIALTY RETAIL - 0.6% (0.3% OF TOTAL ASSETS)

        3,000   Movie Gallery Inc., Term Loan B                         6.490%        4/01/11           B1      B+        3,030,938
        1,000   TravelCenters of America Inc., Term Loan                5.090%        6/30/11           B1      BB        1,012,656
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,043,594
------------------------------------------------------------------------------------------------------------------------------------
                TEXTILES & APPAREL - 0.7% (0.4% OF TOTAL ASSETS)

        4,750   Jostens IH Corp., Term Loan C                           5.938%        7/29/10           B1      B+        4,827,187
------------------------------------------------------------------------------------------------------------------------------------
                TRADING COMPANIES & DISTRIBUTORS - 0.5% (0.2% OF TOTAL ASSETS)

        3,000   Ashtead Group Public Limited Company, Term Loan         5.563%       11/12/09          N/R     BB-        3,045,000
------------------------------------------------------------------------------------------------------------------------------------
                Total Variable Rate Senior Loan Interests (cost $853,716,819)                                           860,710,014
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     RATINGS**
    PRINCIPAL                                                                          STATED      ---------------           MARKET
  AMOUNT (000)  DESCRIPTION(1)                                          COUPON      MATURITY*        MOODY'S  S&P             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 23.1% (13.7% OF TOTAL ASSETS)

                CONTAINERS & PACKAGING - 0.6% (0.4% OF TOTAL ASSETS)
        3,795   Smurfit Capital Funding Corporation                     6.750%       11/20/05           B1     BB-        3,813,975
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     RATINGS**
    PRINCIPAL                                                                          STATED      --------------            MARKET
  AMOUNT (000)  DESCRIPTION(1)                                          COUPON       MATURITY       MOODY'S    S&P            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8% (0.5% OF TOTAL ASSETS)

$       5,000   Qwest Corporation, 3.250% plus three-month              6.671%        6/15/13          Ba3     BB-    $   5,250,000
                  LIBOR, 144A
------------------------------------------------------------------------------------------------------------------------------------
                FOOD PRODUCTS - 0.5% (0.3% OF TOTAL ASSETS)

        1,528   Dole Foods Co                                           8.625%        5/01/09           B2      B+        1,650,240
        1,780   Dole Foods Co                                           8.875%        3/15/11           B2      B+        1,917,950
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,568,190
------------------------------------------------------------------------------------------------------------------------------------
                HOTELS, RESTAURANTS & LEISURE - 9.9% (5.8% OF TOTAL ASSETS)

        9,505   Aztar Corporation                                       9.000%        8/15/11          Ba3      B+       10,312,925
       12,330   Harrahs Entertainment                                   7.875%       12/15/05          Ba1     BB+       12,484,125
        2,000   MGM Grand                                               7.250%       10/15/06          Ba1     BB+        2,065,000
        5,425   MGM Mirage                                              9.750%        6/01/07          Ba2     BB-        5,879,344
        7,900   Mohegan Tribal Gaming                                   8.000%        4/01/12          Ba1      BB        8,482,625
       11,197   Park Place Entertainment                                7.875%       12/15/05          Ba2     BB-       11,364,955
        2,000   Park Place Entertainment                                8.500%       11/15/06          Ba1     BB+        2,099,330
       12,076   Park Place Entertainment                                9.375%        2/15/07          Ba2     BB-       12,860,940
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         65,549,244
------------------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD DURABLES - 3.7% (2.2% OF TOTAL ASSETS)

        5,000   Beazer Homes USA                                        8.375%        4/15/12          Ba1      BB        5,393,750
        2,000   K. Hovnanian Enterprises                               10.500%       10/01/07          Ba2      BB        2,220,000
        8,000   K. Hovnanian Enterprises                                8.000%        4/01/12          Ba2      BB        8,580,000
        5,000   KB Home                                                 7.750%        2/01/10          Ba2     BB-        5,319,745
        3,000   Standard Pacific Corporation                            9.500%        9/15/10          Ba2      BB        3,172,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         24,685,995
------------------------------------------------------------------------------------------------------------------------------------
                MACHINERY - 2.1% (1.2% OF TOTAL ASSETS)

       13,400   Navistar International, Series B                        9.375%        6/01/06          Ba3     BB-       13,902,500
------------------------------------------------------------------------------------------------------------------------------------
                MEDIA - 3.4% (2.0% OF TOTAL ASSETS)

       10,000   Cablevision Systems Corp, Floating Rate Note,           7.880%        4/01/09           B3      B+       10,362,500
                  4.500% plus six-month LIBOR
        7,500   Emmis Operating Company, Floating Rate Note,            9.314%        6/15/12           B3      B-        7,546,875
                  5.875% plus three-month LIBOR, 144A
        5,000   Loews Cineplex Entertainment Corporation                9.000%        8/01/14           B3    CCC+        4,900,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         22,809,375
------------------------------------------------------------------------------------------------------------------------------------
                OIL, GAS & CONSUMABLE FUELS - 0.6% (0.4% OF TOTAL ASSETS)

        4,000   Tesoro Petroleum Corporation                            8.000%        4/15/08          Ba2    BBB-        4,245,000
------------------------------------------------------------------------------------------------------------------------------------
                PAPER & FOREST PRODUCTS - 1.5% (0.9% OF TOTAL ASSETS)

        5,000   Georgia Pacific                                         8.125%        5/15/11          Ba3     BB+        5,637,500
        4,000   Georgia Pacific                                         9.375%        2/01/13          Ba2     BB+        4,540,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,177,500
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $154,683,643)                                                               154,001,779
                --------------------------------------------------------------------------------------------------------------------



                                                                                                                             MARKET
 SHARES (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WARRANTS - 0.0% (0.0% OF TOTAL ASSETS)

                MULTI-UTILITIES - 0.0% (0.0% OF TOTAL ASSETS)

           36   Reliant Energy, Inc.                                                                                        320,163
------------------------------------------------------------------------------------------------------------------------------------

                Total Warrants (cost $257,911)                                                                              320,163
                --------------------------------------------------------------------------------------------------------------------

                     Portfolio of INVESTMENTS July 31, 2005




                                                                                                    RATINGS**
    PRINCIPAL                                                                          STATED    ---------------            MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                       MATURITY    MOODY'S       S&P           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HIGH-GRADE SHORT-TERM INVESTMENTS - 14.0% (8.3% OF TOTAL ASSETS)

                U.S. TREASURY BILLS - 0.4% (0.3% OF TOTAL ASSETS)

$       3,000   U.S. Treasury Bill, 3.290% (DES)                                     10/27/05          Aaa     AAA    $   2,977,743
------------------------------------------------------------------------------------------------------------------------------------
                EURO DOLLAR TIME DEPOSITS - 13.6% (8.0% OF TOTAL ASSETS)

$      90,274   State Street Bank Euro Dollar Time Deposit, 3.000%, 8/01/05                                              90,273,609
=============-----------------------------------------------------------------------------------------------------------------------
                Total High-Grade Short-Term Investments (cost $93,251,352)                                               93,251,352
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,101,909,725) - 166.1% (98.6% of total assets)                              1,108,283,308
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (6.1)%                                                                  (41,089,419)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value (60.0)%                                                         (400,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $667,193,889
                ====================================================================================================================


SELECT AGGREGATE MARKET INDEX ("SAMI")

The Fund held the following SAMIs at July 31, 2005:


                                                                      NOTIONAL                    TERMINATION            UNREALIZED
DESCRIPTION     COUNTERPARTY                                            AMOUNT      FIXED RATE           DATE          APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
SAMI Index II   Credit Suisse First Boston                           $ 950,000           2.300%        3/20/09              $ 5,003
SAMI Index III  Credit Suisse First Boston                           7,000,000           2.150%       12/20/09               41,783
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $ 46,786
====================================================================================================================================


     (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

     (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

          Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

      * Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown.

     ** Ratings (not covered by the report of independent registered public accounting firm) below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

     (a) At or subsequent to July 31, 2005, this issue was under the protection of the Federal Bankruptcy Court.

     (b)  Purchased on a when-issued or delayed delivery basis.

     (c) Position represents an unfunded loan commitment outstanding at July 31, 2005.

    144A 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

     TBD Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

    (DES) Investment has been designated as collateral for a portion of the SAMI investments.

    (PIK) In lieu of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.

     N/R  Investment is not rated.


                                 See accompanying notes to financial statements.

               Nuveen Floating Rate Income Opportunity Fund (JRO)
               Portfolio of
                            INVESTMENTS July 31, 2005





                                                                      WEIGHTED                        RATINGS**
    PRINCIPAL                                                          AVERAGE         STATED      ---------------           MARKET
  AMOUNT (000)  DESCRIPTION(1)                                          COUPON      MATURITY*        MOODY'S    S&P           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VARIABLE RATE SENIOR LOAN INTERESTS(2) - 132.6% (79.2% OF TOTAL ASSETS)

                AEROSPACE & DEFENSE - 2.4% (1.4% OF TOTAL ASSETS)

$       9,500   K & F Industries, Inc., Term Loan B                     6.036%       11/18/12           B2      B+    $   9,643,688
------------------------------------------------------------------------------------------------------------------------------------
                AIRLINES - 2.4% (1.4% OF TOTAL ASSETS)

        9,316   United Air Lines, Inc., DIP Term Loan (Tranche B) (a)   9.500%        3/31/06          N/R     N/R        9,426,981
------------------------------------------------------------------------------------------------------------------------------------
                AUTO COMPONENTS - 3.3% (2.0% OF TOTAL ASSETS)

        3,234   Accuride Corporation, Term Loan                         5.645%        1/31/10           B2      B-        3,264,964
        5,499   Federal-Mogul Corporation, Revolver (a)(d)              5.237%        2/05/05          N/R     N/R        4,743,928
        4,000   Goodyear Tire & Rubber Company, Second Lien Term        6.320%        4/30/10           B2      B+        4,036,876
                  Loan
        1,000   Goodyear Tire & Rubber Company, Term Loan               4.840%        4/30/10           B2      BB        1,007,857
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,053,625
------------------------------------------------------------------------------------------------------------------------------------
                BEVERAGES - 1.4% (0.8% OF TOTAL ASSETS)

        5,489   Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B   5.534%       12/19/10           B1     N/R        5,572,933
------------------------------------------------------------------------------------------------------------------------------------
                BUILDING PRODUCTS - 4.0% (2.4% OF TOTAL ASSETS)

        9,925   Nortek, Inc., Term Loan B                               5.916%        8/27/11           B2       B       10,024,250
        2,990   Stile Acquisition Corporation, Canadian Term Loan       5.902%        4/05/13           B2     BB-        3,001,166
        2,995   Stile Acquisition Corporation, Term Loan B              5.657%        4/05/13           B2     BB-        3,006,278
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         16,031,694
------------------------------------------------------------------------------------------------------------------------------------
                CHEMICALS - 5.2% (3.1% OF TOTAL ASSETS)

        4,439   Celanese Holdings LLC, Term Loan C                      5.740%        4/06/11           B1      B+        4,520,771
        1,383   Headwaters Incorporated, Term Loan B                    5.907%        4/30/11           B1      B+        1,399,203
        4,650   Huntsman International LLC, Term Loan                   6.400%        3/31/10          Ba3     BB-        4,667,788
        2,219   Huntsman International LLC, Term Loan B-1               5.750%       12/31/10          Ba3     BB-        2,225,808
        7,960   Rockwood Specialties Group, Inc., Tranche D             5.930%       12/10/12           B1      B+        8,102,619
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         20,916,189
------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL SERVICES & SUPPLIES - 4.4% (2.6% OF TOTAL ASSETS)

        3,405   Allied Waste North America, Inc., Letter of             3.100%        3/21/12           B1      BB        3,430,307
                  Credit
        8,922   Allied Waste North America, Inc., Term Loan B           5.538%        3/12/21           B1      BB        8,993,509
        4,957   National Equipment Services, Inc., Term Loan            8.969%        8/17/10           B3       B        5,084,478
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         17,508,294
------------------------------------------------------------------------------------------------------------------------------------
                COMMUNICATIONS EQUIPMENTS - 0.8% (0.4% OF TOTAL ASSETS)

        1,000   IPC Acquisition Corporation, First Lien Term Loan (b)      TBD            TBD           B2      B+        1,016,250
        2,000   IPC Acquisition Corporation, Second Lien Term Loan (b)     TBD            TBD           B3      B+        2,037,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,053,750
------------------------------------------------------------------------------------------------------------------------------------
                CONTAINERS & PACKAGING - 5.6% (3.3% OF TOTAL ASSETS)

       12,935   Graham Packaging Company, L.P., Term Loan B             6.028%       10/07/11           B2       B       13,151,926
        2,000   Graham Packaging Company, L.P., Term Loan C             7.750%        4/07/12           B2    CCC+        2,062,917
          611   Smurfit-Stone Container Corporation, Deposit-           2.100%       11/01/11          Ba3     BB-          621,626
                  Funded Commitment

                                       25


       Nuveen Floating Rate Income Opportunity Fund (JRO) (continued)
                     Portfolio of INVESTMENTS July 31, 2005




                                                                     WEIGHTED                         RATINGS**
    PRINCIPAL                                                         AVERAGE          STATED      ---------------           MARKET
  AMOUNT (000)  DESCRIPTION(1)                                         COUPON       MATURITY*       MOODY'S    S&P            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONTAINERS & PACKAGING (continued)

$       4,861   Smurfit-Stone Container Corporation, Term Loan B        5.465%       11/01/11          Ba3     BB-    $   4,941,553
        1,496   Smurfit-Stone Container Corporation, Term Loan C        5.375%       11/01/11          Ba3     BB-        1,520,478
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         22,298,500
------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED CONSUMER SERVICES - 1.2% (0.7% OF TOTAL ASSETS)

        4,896   Alderwoods Group, Inc., Term Loan B-2                   5.348%        9/29/09           B1     BB-        4,961,545
------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 4.1% (2.5% OF TOTAL ASSETS)

        1,500   Fairpoint Communications, Inc., Term Loan               5.563%        2/15/12           B1     BB-        1,521,563
        1,990   Intelsat, Ltd., Term Loan B                             5.250%        7/28/11           B1       B        2,010,646
        8,500   Iowa Telecommunications Services, Inc., Term Loan B     5.496%       11/23/11          Ba3     BB-        8,628,830
        3,200   Qwest Corporation, Term Loan A                          8.100%        6/30/07          Ba3     BB-        3,309,750
          967   Valor Telecommunications Enterprises, LLC, Term         5.490%        2/14/12          Ba3     BB-          979,527
                  Loan
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         16,450,316
------------------------------------------------------------------------------------------------------------------------------------
                ELECTRIC UTILITIES - 6.4% (3.8% OF TOTAL ASSETS)

        7,000   Allegheny Energy Supply Company, LLC, Term Loan (b)        TBD        8/31/09          Ba2      BB        7,100,625
        5,970   Calpine Construction Finance Company, L.P., Term        9.510%            TBD           B1       B        6,253,258
                  Loan B
        1,995   Murray Energy Corporation, Term Loan C                 11.250%        1/28/12          N/R     N/R        2,094,750
        2,916   Texas Genco LLC, Delayed Term Loan                      5.410%       12/14/11          Ba2      BB        2,962,890
        7,042   Texas Genco LLC, Term Loan                              5.411%       12/14/11          Ba2      BB        7,155,333
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         25,566,856
------------------------------------------------------------------------------------------------------------------------------------
                FOOD & STAPLES RETAILING - 1.8% (1.1% OF TOTAL ASSETS)

        6,938   The Jean Coutu Group Inc., Term Loan B                  5.937%        7/30/11           B1      BB        7,056,764
------------------------------------------------------------------------------------------------------------------------------------
                FOOD PRODUCTS - 1.7% (1.0% OF TOTAL ASSETS)

        6,500   Dole Holding Company, LLC, Term Loan                    8.688%        7/22/10          Ba3       B        6,703,125
------------------------------------------------------------------------------------------------------------------------------------
                GAS UTILITIES - 4.8% (2.9% OF TOTAL ASSETS)

          800   Coffeyville Resources LLC, Letter of Credit             6.063%        6/24/12           B1     BB-          814,667
        1,200   Coffeyville Resources LLC, Term Loan B                  6.063%        6/24/12           B1     BB-        1,222,000
        5,625   El Paso Corporation, Deposit-Funded Commitment          2.850%       11/23/09           B3       B        5,681,692
        9,263   El Paso Corporation, Term Loan                          6.240%       11/23/09           B3       B        9,386,242
        2,000   Regency Gas Services LLC, Term Loan C                   8.780%       12/01/10           B3      B-        2,010,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         19,114,601
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE EQUIPMENT & SUPPLIES - 2.2% (1.3% OF TOTAL ASSETS)

        6,000   Cooper Companies, Inc., Term Loan B                     5.000%       10/20/11          Ba3      BB        6,041,250
        2,599   Kinetic Concepts, Inc., Term Loan B-2                   5.240%        8/11/10          Ba3      BB        2,629,816
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,671,066
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE PROVIDERS & SERVICES - 8.9% (5.4% OF TOTAL ASSETS)

        7,275   Community Health Systems, Inc., Term Loan               5.070%        8/19/11          N/R     BB-        7,382,096
        7,000   Davita Inc., Term Loan B (b)                               TBD            TBD           B1     BB-        7,117,639
        5,445   IASIS Healthcare LLC, Term Loan B                       5.766%        6/22/11           B1      B+        5,523,759
          990   Lifepoint Hospitals Holdings, Inc., Term Loan B         5.013%        9/30/11          Ba3      BB        1,000,077
        2,985   Vanguard Health Holding Company I, LLC, Initial         6.350%        9/23/11           B2       B        3,037,238
                  Sub Tranche 2 Term Loan
       11,910   Vanguard Health Holding Company I, LLC, Term Loan B     6.340%        9/23/11           B2       B       12,118,425
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         36,179,234
------------------------------------------------------------------------------------------------------------------------------------
                HOTELS, RESTAURANTS & LEISURE - 8.1% (4.9% OF TOTAL ASSETS)

        3,000   24 Hour Fitness Worldwide, Inc., Term Loan B            6.780%        6/06/05           B2       B        3,049,688
        9,988   OpBiz, LLC, Term Loan A                                 6.504%        8/31/10           B3      B-       10,019,443
           12   OpBiz, LLC, Term Loan B (PIK)                           7.504%        8/31/10           B3      B-           11,921
        2,000   Penn National Gaming Inc., Term Loan B (b)                 TBD            TBD          Ba3     BB-        2,033,907
        4,000   Resorts International, Term Loan B                      9.230%        3/22/13           B3      B-        4,030,626


                                       26



                                                                      WEIGHTED                        RATINGS**
    PRINCIPAL                                                          AVERAGE         STATED      ---------------           MARKET
  AMOUNT (000)  DESCRIPTION(1)                                          COUPON      MATURITY*       MOODY'S    S&P            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOTELS, RESTAURANTS & LEISURE (continued)

$       1,282   Venetian Casino Resort, LLC, Delayed Draw Term          0.750%        6/15/11           B1      B+    $      14,423
                  Loan (c)
        6,218   Venetian Casino Resort, LLC, Term Loan                  5.240%        6/15/11           B1      B+        6,302,336
          603   Wyndham International, Inc., Letter of Credit           3.250%        5/10/11           B3       B          606,466
        1,000   Wyndham International, Inc., Revolver (c)               6.625%        4/15/11           B3       B          111,389
        6,381   Wyndham International, Inc., Term Loan B                6.625%        4/15/11           B3       B        6,425,224
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         32,605,423
------------------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD DURABLES - 3.9% (2.4% OF TOTAL ASSETS)

        8,429   Jarden Corporation, Term Loan                           5.470%        1/24/12           B1      B+        8,509,944
        7,187   Sealy Mattress Company, Term Loan D                     5.129%        4/06/12           B1      B+        7,258,497
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         15,768,441
------------------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD PRODUCTS - 2.5% (1.5% OF TOTAL ASSETS)

        9,900   Prestige Brands, Inc., Term Loan B                      5.380%        4/06/11           B1      B+       10,006,993
------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 2.2% (1.3% OF TOTAL ASSETS)

        8,630   Conseco, Inc., Term Loan                                6.990%        6/22/10           B2     BB-        8,714,607
------------------------------------------------------------------------------------------------------------------------------------
                IT SERVICES - 6.5% (3.9% OF TOTAL ASSETS)

       15,930   Fidelity National, Term Loan B                          5.100%        3/09/13          Ba3      BB       15,981,207
       10,000   SunGard Data Systems Inc., Term Loan B (b)                 TBD            TBD          N/R     N/R       10,140,625
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         26,121,832
------------------------------------------------------------------------------------------------------------------------------------
                MACHINERY - 1.5% (0.9% OF TOTAL ASSETS)

        5,825   Dresser-Rand Group Inc., Term Loan                      5.438%       10/10/10           B1      B+        5,916,856
------------------------------------------------------------------------------------------------------------------------------------
                MEDIA - 23.3% (14.0% OF TOTAL ASSETS)

       10,973   Alliance Atlantis Communications Inc., Term Loan        5.273%       12/20/11          Ba2      BB       11,143,945
        2,500   American Lawyer Media, Second Lien Term Loan            9.240%        2/24/11         Caa1     CCC        2,506,250
        7,500   Century Cable Holdings, LLC, Discretionary Term         8.250%       12/31/09          N/R     N/R        7,426,875
                  Loan (a)
        9,000   Century Cable Holdings, LLC, Revolver (a)               7.250%       10/25/10          N/R     N/R        8,828,438
       11,985   Charter Communications Operating, LLC, Term Loan A      6.680%        4/27/10           B2       B       11,900,029
        1,982   Charter Communications Operating, LLC, Term Loan B      6.930%        4/07/11           B2       B        1,977,188
        6,848   Loews Cineplex Entertainment Corporation, Term Loan B   5.640%        6/30/11           B1       B        6,904,190
        5,000   Metro-Goldwyn-Mayer Studios, Inc., Term Loan B          5.740%        4/08/12          N/R     N/R        5,060,000
       10,917   Panamsat Corporation, Term Loan B                       5.650%        8/20/11          Ba3     BB+       11,100,490
        8,696   R.H. Donnelley Inc., Tranche D                          5.203%        6/30/11          Ba3     N/R        8,824,984
        4,988   Rainbow Media Holdings LLC, Term Loan                   6.130%        3/31/12           B1     BB+        5,039,869
        3,960   Regal Cinemas Corporation, Term Loan                    5.240%       11/10/10          Ba3     BB-        4,006,926
        4,000   UPC Financing Partnership, Term Loan H2                 6.254%        9/30/12           B1       B        4,033,334
        4,940   WMG Acquisition Corp., Term Loan                        5.449%        2/27/11           B1      B+        4,994,224
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         93,746,742
------------------------------------------------------------------------------------------------------------------------------------
                METALS & MINING - 2.5% (1.5% OF TOTAL ASSETS)

        6,723   Amsted Industries Incorporated, Term Loan B             6.120%       10/15/10           B1     BB-        6,812,584
        3,000   Trout Coal Holdings, LLC, Second Lien Term Loan         8.500%        3/14/12          N/R     N/R        3,015,938
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,828,522
------------------------------------------------------------------------------------------------------------------------------------
                MULTI-UTILITIES - 2.3% (1.4% OF TOTAL ASSETS)

          875   NRG Energy, Inc., Credit-Linked Deposit                 3.390%       12/24/11          Ba3      BB          886,016
        1,118   NRG Energy, Inc., Term Loan                             5.365%       12/20/11          Ba3      BB        1,133,467
        6,965   Reliant Energy, Inc., Term Loan                         6.070%        4/30/10           B1      B+        7,052,609
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,072,092
------------------------------------------------------------------------------------------------------------------------------------
                OIL, GAS & CONSUMABLE FUELS - 1.3% (0.8% OF TOTAL ASSETS)

        4,975   Celero Energy, LP, Term Loan                            9.908%        8/04/05          N/R     N/R        5,068,280
------------------------------------------------------------------------------------------------------------------------------------


                                       27


  Nuveen Floating Rate Income Opportunity Fund (JRO) (continued)
                     Portfolio of INVESTMENTS July 31, 2005


                                                                      WEIGHTED                        RATINGS**
    PRINCIPAL                                                          AVERAGE       STATED        ---------------           MARKET
  AMOUNT (000)  DESCRIPTION(1)                                          COUPON      MATURITY*       MOODY'S    S&P            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PAPER & FOREST PRODUCTS - 1.9% (1.1% OF TOTAL ASSETS)

$       5,420   Boise Cascade Holdings, LLC, Term Loan D                5.250%        3/29/11          Ba3      BB    $   5,507,916
        2,000   White Birch Paper Company, Second Lien Term Loan       10.909%        4/08/13           B3      B-        2,008,333
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,516,249
------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - 0.8% (0.3% OF TOTAL ASSETS)

        2,993   Talecris Biotherapeutics Inc., Term Loan B              6.536%        3/31/10          N/R     N/R        2,999,981
------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 8.8% (5.2% OF TOTAL ASSETS)

        1,826   Crescent Real Estate Funding XII, L.P., Term Loan       5.590%        1/12/06          N/R     N/R        1,843,907
       15,113   General Growth Properties, Inc., Term Loan B            5.490%       11/12/08          Ba2     BB+       15,327,508
        5,000   LNR Property Corp., Term Loan A                         7.710%        2/03/08           B2      B+        4,984,375
       12,740   LNR Property Corp., Term Loan                           6.210%        2/03/08           B2      B+       12,872,694
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         35,028,484
------------------------------------------------------------------------------------------------------------------------------------
                SOFTWARE - 1.1% (0.7% OF TOTAL ASSETS)

        4,443   Corel Corporation, First Lien Term Loan                 7.680%        2/25/10          N/R     N/R        4,443,750
------------------------------------------------------------------------------------------------------------------------------------
                TEXTILES & APPAREL - 3.5% (2.1% OF TOTAL ASSETS)

       13,775   Jostens IH Corp., Term Loan C                           5.938%        7/29/10           B1      B+       13,998,843
------------------------------------------------------------------------------------------------------------------------------------
                TRADING COMPANIES & DISTRIBUTORS - 1.8% (1.1% OF TOTAL ASSETS)

        6,970   Ashtead Group Public Limited Company, Term Loan         5.563%       11/12/09          N/R     BB-        7,074,550
------------------------------------------------------------------------------------------------------------------------------------
                Total Variable Rate Senior Loan Interests (cost $524,822,283)                                           530,120,806
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                      RATINGS**
    PRINCIPAL                                                                           STATED     ---------------           MARKET
  AMOUNT (000)  DESCRIPTION(1)                                          COUPON       MATURITY       MOODY'S    S&P            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS - 25.9% (15.5% OF TOTAL ASSETS)

                DIVERSIFIED TELECOMMUNICATION SERVICES - 3.9% (2.3% OF TOTAL ASSETS)

        5,000   Intelsat, Ltd., 4.875% plus six-month LIBOR             8.695%        1/15/12           B2      B+        5,125,000
       10,000   Qwest Corporation, 3.250% plus three-month LIBOR,       6.671%        6/15/13          Ba3     BB-       10,500,000
                  144A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         15,625,000
------------------------------------------------------------------------------------------------------------------------------------
                FOOD & STAPLES RETAILING - 2.5% (1.6% OF TOTAL ASSETS)

       10,000   Stater Brothers Holdings, Floating Rate Note,           6.510%        6/15/10           B1     BB-       10,175,000
                  3.500% plus three-month LIBOR
------------------------------------------------------------------------------------------------------------------------------------
                HOTELS, RESTAURANTS & LEISURE - 6.8% (4.0% OF TOTAL ASSETS)

        2,750   Harrahs Entertainment                                   7.875%       12/15/05          Ba1     BB+        2,784,375
        8,315   MGM Grand                                               7.250%       10/15/06          Ba1     BB+        8,585,238
        3,785   MGM Mirage                                              9.750%        6/01/07          Ba2     BB-        4,101,993
        6,765   Park Place Entertainment                                7.875%       12/15/05          Ba2     BB-        6,866,475
        4,440   Park Place Entertainment                                8.500%       11/15/06          Ba1     BB+        4,660,513
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         26,998,594
------------------------------------------------------------------------------------------------------------------------------------
                MACHINERY - 3.4% (2.0% OF TOTAL ASSETS)

       13,167   Navistar International, Series B                        9.375%        6/01/06          Ba3     BB-       13,660,762
------------------------------------------------------------------------------------------------------------------------------------
                MEDIA - 5.4% (3.2% OF TOTAL ASSETS)

       18,000   Cablevision Systems Corp, Floating Rate Note,           7.880%        4/01/09           B3      B+       18,652,500
                  4.500% plus six-month LIBOR
        3,000   Emmis Operating Company, Floating Rate Note,            9.314%        6/15/12           B3      B-        3,018,750
                  5.875% plus three-month LIBOR, 144A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         21,671,250
------------------------------------------------------------------------------------------------------------------------------------
                OIL, GAS & CONSUMABLE FUELS - 3.1% (1.8% OF TOTAL ASSETS)

       11,620   Tesoro Petroleum Corporation                            8.000%        4/15/08          Ba2    BBB-       12,331,725
------------------------------------------------------------------------------------------------------------------------------------


                                       28



                                                                                                       RATINGS**
    PRINCIPAL                                                                          STATED      ---------------           MARKET
  AMOUNT (000)  DESCRIPTION(1)                                         COUPON        MATURITY       MOODY'S   S&P             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRADING COMPANIES & DISTRIBUTORS - 0.8% (0.6% OF TOTAL ASSETS)

$       3,000   Neff Rental                                            11.250%        6/15/12         Caa1      B-    $   3,120,000
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $104,781,555)                                                               103,582,331
                --------------------------------------------------------------------------------------------------------------------



                                                                                                                              MARKET
 SHARES (000)   DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WARRANTS - 0.1% (0.0% OF TOTAL ASSETS)

                MULTI-UTILITIES - 0.1% (0.0% OF TOTAL ASSETS)

           26   Reliant Energy, Inc.                                                                                        229,254
------------------------------------------------------------------------------------------------------------------------------------
                Total Warrants (cost $184,679)                                                                              229,254
                --------------------------------------------------------------------------------------------------------------------



    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HIGH-GRADE SHORT-TERM INVESTMENTS - 6.3% (3.8% OF TOTAL ASSETS)

$      25,223   State Street Bank Euro Dollar Time Deposit, 3.000%, 8/01/05                                              25,223,483
=============-----------------------------------------------------------------------------------------------------------------------
                Total High-Grade Short-Term Investments (cost $25,223,483)                                               25,223,483
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $655,012,000) - 164.9% (98.5% of total assets)                                  659,155,874
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (4.9)%                                                                  (19,363,832)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value (60.0)%                                                         (240,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 399,792,042
                ====================================================================================================================

          (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

          (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or
               (ii) the prime rate offered by one or more major United States banks.

               Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

          * Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown.

          ** Ratings (not covered by the report of independent registered public accounting firm) below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

          (a) At or subsequent to July 31, 2005, this issue was under the protection of the Federal Bankruptcy Court.

          (b)  Purchased on a when-issued or delayed delivery basis.

          (c) Position represents an unfunded loan commitment outstanding at July 31, 2005.

          (d) Portion of position represents an unfunded loan commitment outstanding at July 31, 2005.

         144A 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

          TBD Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

         (PIK) In lieu of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.

          N/R  Investment  is not rated.

                             See  accompanying  notes to  financial statements.

                  Statement of
                      ASSETS AND LIABILITIES July 31, 2005

                                                                                                                      FLOATING RATE
                                                                                      SENIOR        FLOATING RATE            INCOME
                                                                                      INCOME               INCOME       OPPORTUNITY
                                                                                       (NSL)                (JFR)             (JRO)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments, at market value (cost $394,364,948, $1,008,658,373
   and $629,788,517, respectively)                                              $387,759,499      $1,015,031,956       $633,932,391
 High-grade short-term investments (at cost, which approximates market value)     33,314,445          93,251,352         25,223,483
 SAMIs, at value                                                                          --              46,786                 --
 Receivables:
   Interest                                                                        2,753,696           8,653,400          4,766,430
   Investments sold                                                                1,936,271           6,614,614          5,436,500
 Other assets                                                                         86,124              96,938              9,670
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                               425,850,035       1,123,695,046        669,368,474
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Borrowings payable                                                              103,000,000                  --                 --
 Payable for investments purchased                                                23,542,500          55,571,250         29,000,000
 Accrued expenses:
   Management fees                                                                   166,973             462,107            294,635
   Other                                                                             502,252             278,903            171,022
 Preferred share dividends payable                                                    40,427             188,897            110,775
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                          127,252,152          56,501,157         29,576,432
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                            46,000,000         400,000,000        240,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                          $252,597,883      $  667,193,889       $399,792,042
====================================================================================================================================
Common shares outstanding                                                         29,802,286          47,286,920         28,397,051
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)                      $       8.48         $     14.11          $   14.08
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
 Common shares, $.01 par value per share                                        $    298,023        $    472,869         $  283,971
 Paid-in surplus                                                                 282,945,133         667,333,695        400,578,691
 Undistributed (Over-distribution of) net investment income                        1,581,358          (4,083,203)        (3,500,993)
 Accumulated net realized gain (loss) from investments and SAMIs                 (25,621,182)         (2,949,841)        (1,713,501)
 Net unrealized appreciation (depreciation) of investments and SAMIs              (6,605,449)          6,420,369          4,143,874
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                          $252,597,883      $  667,193,889       $399,792,042
====================================================================================================================================

 Authorized shares:
   Common                                                                          Unlimited           Unlimited          Unlimited
   Preferred                                                                       Unlimited           Unlimited          Unlimited
====================================================================================================================================


                                See accompanying notes to financial statements.

                Statement of
                       OPERATIONS Year Ended July 31, 2005

                                                                                                                      FLOATING RATE
                                                                                      SENIOR        FLOATING RATE            INCOME
                                                                                      INCOME               INCOME       OPPORTUNITY
                                                                                        (NSL)                (JFR)             (JRO)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                         $24,435,694         $52,033,342        $25,586,886
Fees                                                                                 695,035           2,384,357          1,437,937
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                           25,130,729          54,417,699         27,024,823
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                    3,392,123           8,828,304          5,048,312
Preferred shares - auction fees                                                      114,829             999,934            511,234
Preferred shares - dividend disbursing agent fees                                      5,983              24,787             16,015
Shareholders' servicing agent fees and expenses                                        5,927               1,095                633
Interest expense                                                                   2,545,417                  --                 --
Commitment fees                                                                      338,720                  --                 --
Custodian's fees and expenses                                                        182,888             474,217            276,065
Trustees' fees and expenses                                                            6,645              18,794             12,665
Professional fees                                                                    105,144              79,411             78,915
Shareholders' reports - printing and mailing expenses                                 53,609             123,748             62,977
Stock exchange listing fees                                                           11,815              21,640              6,366
Investor relations expense                                                            62,583              96,622             76,798
Other expenses                                                                        21,727              19,484              7,713
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement               6,847,410          10,688,036          6,097,693
   Custodian fee credit                                                                 (373)             (4,350)            (3,047)
   Expense reimbursement                                                          (1,510,723)         (3,409,123)        (1,804,044)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                       5,336,314           7,274,563          4,290,602
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             19,794,415          47,143,136         22,734,221
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments                                                 1,525,914             117,910          1,024,549
Net realized gain from SAMIs                                                              --              70,815                 --
Change in net unrealized appreciation (depreciation) of investments               (1,775,441)          4,701,658          4,143,874
Change in net unrealized appreciation (depreciation) of SAMIs                             --              39,985                 --
Net realized and unrealized gain (loss)                                             (249,527)          4,930,368          5,168,423
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                        (1,124,957)         (9,665,000)        (5,249,687)
Net increase in net assets applicable to Common shares from operations           $18,419,931         $42,408,504        $22,652,957
====================================================================================================================================

                                See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS

                                                                               FLOATING RATE                    FLOATING RATE
                                         SENIOR INCOME (NSL)                   INCOME (JFR)                INCOME OPPORTUNITY (JRO)
                                      --------------------------           -----------------------    ------------------------------
                                                                                                                     FOR THE PERIOD
                                                                                     FOR THE PERIOD                         7/27/04
                                                                                            3/25/04                   (COMMENCEMENT
                                                                                      (COMMENCEMENT                    OF OPERATIONS
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED    OF OPERATIONS)       YEAR ENDED        THROUGH)
                                       7/31/05          7/31/04           7/31/05   THROUGH 7/31/04          7/31/05        7/31/04
------------------------------------------------------------------------------------------------------------------------------------
Net investment income             $ 19,794,415     $ 19,081,581      $ 47,143,136       $ 6,406,985     $ 22,734,221       $   6,160
Net realized gain (loss)             1,525,914       (2,007,822)          117,910            71,956        1,024,549              --
    from investments
Net realized gain from SAMIs                --               --            70,815                --               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                   (1,775,441)      16,691,236         4,701,658         1,671,925        4,143,874              --
Change in net unrealized
   appreciation (depreciation)
   of SAMIs                                 --               --            39,985             6,801                --             --
Distributions to Preferred
   Shareholders from net investment
   income                           (1,124,957)        (538,267)       (9,665,000)       (1,145,857)      (5,249,687)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   operations                       18,419,931       33,226,728        42,408,504         7,011,810       22,652,957           6,160
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (17,279,906)     (15,362,547)      (40,630,441)       (9,402,550)     (23,729,737)             --
Tax return of capital                       --               --                --          (148,613)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from distributions
   to Common shareholders          (17,279,906)     (15,362,547)      (40,630,441)       (9,551,163)     (23,729,737)             --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --                --           149,633       674,209,761       22,239,818    383,106,000
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions     179,443           194,711         1,573,023           263,685          522,315             --
Preferred shares offering costs             --                --            83,802        (8,425,000)      (5,105,746)            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital share transactions          179,443          194,711         1,806,458       666,048,446       17,656,387     383,106,000
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares                  1,319,468       18,058,892         3,584,521       663,509,093       16,579,607     383,112,160
Net assets applicable to Common
   shares at the beginning of
   period                           251,278,415      233,219,523       663,609,368           100,275      383,212,435        100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares
   at the end of period           $252,597,883     $251,278,415      $667,193,889      $663,609,368     $399,792,042    $383,212,435
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period            $ 1,581,358      $ 2,947,762     $  (4,083,203)    $  (3,958,356)   $  (3,500,993)       $  6,160
====================================================================================================================================
                                See accompanying notes to financial statements.



                Statement of
                       CASH FLOWS Year Ended July 31, 2005


                                                                                                                       FLOATING RATE
                                                                                            SENIOR     FLOATING RATE          INCOME
                                                                                            INCOME            INCOME     OPPORTUNITY
                                                                                             (NSL)             (JFR)           (JRO)
-----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS              $  18,419,931    $  42,408,504    $ 22,652,957
Adjustments to reconcile the net increase in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
     Purchases of investment securities                                              (385,034,450)    (803,588,181)   (920,770,354)
     Proceeds from (Purchases of) high-grade short-term investment                    (22,684,359)     197,369,523     358,786,792
       securities, net
     Proceeds from sales and maturities of investment securities                      394,980,811      741,456,453     287,409,940
     Proceeds from the closing of SAMIs                                                        --           34,047               --
     Amortization/(Accretion) of premiums and discounts of investment securities
       and SAMIs, net                                                                     597,480        3,664,264       2,539,972
     (Increase) in receivable for interest                                               (310,493)      (2,441,872)     (4,739,763)
     (Increase) Decrease in receivable for investments sold                            (1,931,271)       2,703,828      (5,436,500)
     (Increase) Decrease in other assets                                                   (8,593)         178,011          (9,670)
     Increase (Decrease) in payable for investments purchased                          15,441,350     (139,747,160)     29,000,000
     Increase (Decrease) in management fees payable                                        31,322           (2,206)        294,594
     Increase (Decrease) in other liabilities                                             193,887           27,630         162,056
     Increase in Preferred share dividends payable                                         22,282          105,880         110,775
     Net realized (gain) from investments                                              (1,525,914)        (117,910)     (1,024,549)
     Net realized (gain) from SAMIs                                                            --          (70,815)              --
     Net realized (gain)/loss from paydowns                                            (2,754,982)       1,907,505       2,056,474
     Change in net unrealized (appreciation)/depreciation of investments                1,775,441       (4,701,658)     (4,143,874)
     Change in net unrealized (appreciation) of SAMIs                                          --          (39,985)              --
     Taxes paid on undistributed capital gains                                           (111,979)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                 17,100,463       39,145,858    (233,111,150)
-----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Common shares:
   Net proceeds from sale of shares                                                            --               --      22,248,158
   Organization and offering costs                                                             --          149,633          (8,340)
   Cash distributions paid to shareholders                                            (17,100,463)     (39,057,418)    (23,207,422)
   Organization and offering costs payable                                                     --         (321,875)       (815,500)
Preferred Shares:
   Net proceeds from sale of Preferred shares                                                  --               --     240,000,000
   Organization and offering costs                                                             --           83,802      (5,105,746)
-----------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                                 (17,100,463)    (39,145,858)    233,111,150
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                               --               --              --
Cash at the beginning of year                                                                  --               --              --
-----------------------------------------------------------------------------------------------------------------------------------
CASH AT THE END OF YEAR                                                                     $  --            $  --           $  --
====================================================================================================================================


SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid by Senior Income (NSL) for interest on bank borrowings during the fiscal year ended July 31, 2005, was $2,253,363.

Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $179,443, $1,573,023 and $522,315 for Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity
(JRO), respectively.



                                See accompanying notes to financial statements.

                        Notes to
                              FINANCIAL STATEMENTS







1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Senior Income Fund (NSL), Nuveen Floating Rate Income Fund (JFR) and Nuveen Floating Rate Income Opportunity Fund (JRO). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Effective January 1, 2005, Nuveen Institutional Advisory Corp. ("NIAC") the Funds' previous adviser, and its affiliate, Nuveen Advisory Corp. ("NAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NIAC or NAC.

Prior to the commencement of operations of Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by NIAC, the recording of the organization expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen.

Each Fund seeks to provide a high level of current income by investing primarily in senior loans whose interest rates float or adjust periodically based on a benchmark interest rate index.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of senior loans, bonds and other securities in the Funds' investment portfolios, other than subordinated loans issued by middle market companies, are generally provided by one or more independent pricing services approved by the Funds' Board of Trustees. Floating Rate Income Opportunity (JRO) currently expects that the independent pricing services will be unable to provide a market based price for certain of the privately negotiated subordinated loans issued by middle market companies. The pricing services, with input from Symphony Asset Management, LLC (" Symphony"), an indirect wholly owned subsidiary of Nuveen, and the Adviser, will estimate the fair value for such subordinated loans, subject to the supervision of Symphony and the Adviser. Floating Rate Income Opportunity (JRO) may engage an independent appraiser to periodically provide an independent determination of the value, or an opinion with respect to the pricing services' value, of such loans. The pricing services typically value exchange-listed securities at the last sales price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the highest bona fide bid and lowest bona fide asked prices when current quotations are readily available. The pricing services or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. High-grade short-term investments are valued at amortized cost, which approximates market value.

The senior and subordinated loans in which the Funds invest are not listed on an organized exchange and the secondary market for such investments may be less liquid relative to markets for other fixed income securities. Consequently, the value of senior and subordinated loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that senior loan.

Investment Transactions
Investment transactions are recorded on a trade date basis. Trade date for senior and subordinated loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds maintain liquid assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At July 31, 2005, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had outstanding when-issued and delayed delivery purchase commitments of $23,542,500, $55,571,250 and $29,000,000, respectively.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses on senior and subordinated loans. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Professional Fees
Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders
Each Fund intends to declare monthly income distributions to Common shareholders. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
Senior Income (NSL) has issued and outstanding 1,840 shares of Series TH, Taxable Auctioned Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate is determined every 28 days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. Senior Income (NSL)has also effected financial leverage by borrowing, as described in footnote 8 below.

Effective May 21, 2004, Floating Rate Income (JFR) issued 4,000 shares of each Series M, T, W and F, FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period.

Effective September 24, 2004, Floating Rate Income Opportunity (JRO) issued 3,200 shares of each Series M, TH and F, FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period.

Select Aggregate Market Index
Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) may invest in Select Aggregate Market Indexes ("SAMI") to synthetically increase their exposure to the senior secured loan market during a period when the Funds otherwise would have excess uninvested cash. The SAMI is designed to replicate the performance and risk of the CSFB Leveraged Loan Index. An investment in a SAMI, when combined with high-grade short-term investments such as repurchase agreements related to U.S. government securities in an amount equal to the notional amount of the SAMI, is designed to provide an aggregate return equivalent to an investment in a basket of senior secured bank loan debt ("Reference Obligations"), less certain costs.

Upon entering into a SAMI, the Funds may pay the counterparty a premium based on the notional amount. The premium, if any, will be amortized over the life of the SAMI and recorded in other assets in the Statement of Assets and Liabilities. The Funds will receive from the counterparty a fixed-rate interest payment based on the notional amount of the contract. In exchange for the interest payment, the Funds protect the counterparty from the risk of loss at the time of a credit event, such as a bankruptcy or default, affecting any of the Reference Obligations. Interest is recorded on an accrual basis and included in the Statement of Operations. The Funds are required to provide collateral to the counterparty based on a percentage of the notional amount of the SAMI and has instructed the custodian to segregate liquid assets with a current value at least equal to the remaining notional amount of the SAMI. The SAMI is valued daily and any change in value is recorded in "Change in net unrealized appreciation (depreciation) of SAMI" in the Statement of Operations. Although there are economic advantages of entering into SAMI transactions, there are also additional risks, including but not limited to senior loan credit risk and the inability of the counterparty to meet its interest payment obligations. Floating Rate Income Opportunity (JRO) did not invest in a SAMI during the fiscal year ended July 31, 2005.

                  Notes to
                        FINANCIAL STATEMENTS (continued)






Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Funds' cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Organization and Offering Costs
Nuveen Investments, LLC has agreed to reimburse all organization expenses (approximately $11,500 per Fund) and pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Floating Rate Income
(JFR) and Floating Rate Income Opportunity (JRO). Floating Rate Income's (JFR) and Floating Rate Income Opportunity's (JRO) share of Common share offering costs ($1,064,356 and $812,340, respectively) were recorded as reductions of the proceeds from the sale of Common shares.

Costs incurred by Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) in connection with their offering of FundPreferred shares ($8,341,198 and $5,105,746, respectively) were recorded as a reduction to paid-in surplus.

Indemnifications
Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in Common and Preferred shares were as follows:

                                                             FLOATING RATE                      FLOATING RATE
                            SENIOR INCOME (NSL)              INCOME (JFR)                  INCOME OPPORTUNITY (JRO)
                        ----------------------------    ------------------------      ---------------------------------
                                                                          FOR THE                             FOR THE
                                                                     PERIOD 3/25/04                    PERIOD 7/27/04
                                                                     (COMMENCEMENT                      (COMMENCEMENT
                          YEAR ENDED   YEAR ENDED     YEAR ENDED     OF OPERATIONS)     YEAR ENDED      OF OPERATIONS)
                             7/31/05      7/31/04        7/31/05     THROUGH 7/31/04     7/31/05      THROUGH 7/31/04
------------------------------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                    --           --             --        47,150,000      1,553,100          26,800,000
   Shares issued to
     shareholders due to
     reinvestment of
     distributions            20,084       22,048        111,210           18,710          36,951                  --
------------------------------------------------------------------------------------------------------------------------------------
                              20,084       22,048        111,210        47,168,710      1,590,051          26,800,000
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares sold             --           --             --            16,000          9,600                  --
====================================================================================================================================


3. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding high-grade short-term investments) during the fiscal year ended July 31, 2005, were as follows:

                                                                                                    FLOATING
                                                                                    FLOATING            RATE
                                                                      SENIOR            RATE          INCOME
                                                                      INCOME          INCOME     OPPORTUNITY
                                                                       (NSL)           (JFR)           (JRO)
------------------------------------------------------------------------------------------------------------------------------------
Purchases                                                       $385,034,450    $803,588,181    $920,770,354
Sales and maturities                                             394,980,811     741,456,453     287,409,940
====================================================================================================================================


4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and for Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) recognition of premium amortization.

At July 31, 2005, the cost of investments was as follows:

                                                                                                        FLOATING
                                                                                        FLOATING            RATE
                                                                      SENIOR                RATE          INCOME
                                                                      INCOME              INCOME     OPPORTUNITY
                                                                        (NSL)               (JFR)           (JRO)
------------------------------------------------------------------------------------------------------------------------------------
Cost of investments                                              $427,679,393     $1,105,838,537    $657,029,609
====================================================================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

                                                                                                       FLOATING
                                                                                      FLOATING             RATE
                                                                         SENIOR           RATE           INCOME
                                                                         INCOME         INCOME      OPPORTUNITY
                                                                           (NSL)          (JFR)            (JRO)
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                     $ 5,510,229    $ 7,670,116      $ 5,048,225
   Depreciation                                                     (12,115,678)    (5,225,345)      (2,921,960)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments          $  (6,605,449)  $ 2,444,771     $  2,126,265
====================================================================================================================================


The tax components of undistributed net ordinary income and net realized gains at July 31, 2005, were as follows:

                                                                                                         FLOATING
                                                                                        FLOATING             RATE
                                                                         SENIOR             RATE           INCOME
                                                                         INCOME           INCOME      OPPORTUNITY
                                                                           (NSL)            (JFR)           (JRO)
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net ordinary income *                                 $ 3,141,702      $ 3,566,259        $ 782,340
Undistributed net long-term capital gains                                     --              --               --
====================================================================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 1, 2005, paid on August 1, 2005.

                  Notes to
                        FINANCIAL STATEMENTS (continued)







The tax character of distributions paid during the fiscal years ended July 31, 2005, and July 31, 2004, was designated for purposes of the dividends paid deduction as follows:

                                                                                                        FLOATING
                                                                                        FLOATING            RATE
                                                                         SENIOR             RATE          INCOME
                                                                         INCOME           INCOME     OPPORTUNITY
2005                                                                      (NSL)             (JFR)          (JRO)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net ordinary income *                            $18,143,299      $49,780,115     $26,710,473
Distributions from net long-term capital gains                               --               --              --
====================================================================================================================================
                                                                                                        FLOATING
                                                                                        FLOATING            RATE
                                                                         SENIOR             RATE          INCOME
                                                                         INCOME           INCOME     OPPORTUNITY
2004                                                                      (NSL)            (JFR)**          (JRO)***
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net ordinary income *                            $15,890,967       $7,281,029            $ --
Distributions from net long-term capital gains                               --               --              --
Tax return of capital                                                        --          148,613              --
====================================================================================================================================


     * Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
     ** For the period March 25, 2004 (commencement of operations) through July 31, 2004.
     *** For the period July 27, 2004 (commencement of operations) through July 31, 2004.

At July 31, 2005, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                                     FLOATING
                                                                                      FLOATING           RATE
                                                                         SENIOR           RATE         INCOME
                                                                         INCOME         INCOME    OPPORTUNITY
                                                                           (NSL)          (JFR)          (JRO)
------------------------------------------------------------------------------------------------------------------------------------
Expiration year:
   2010                                                             $14,916,928          $ --            $ --
   2011                                                              10,704,254            --              --
   2012                                                                      --            --              --
   2013                                                                      --       819,145          30,377
------------------------------------------------------------------------------------------------------------------------------------
Total                                                               $25,621,182      $819,145        $ 30,377
====================================================================================================================================


The following Funds elected to defer net realized losses from investments incurred from November 1, 2004 through July 31, 2005 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen on the first day of the following fiscal year.

                                                                                                    FLOATING
                                                                                    FLOATING            RATE
                                                                                        RATE          INCOME
                                                                                      INCOME     OPPORTUNITY
                                                                                       (JFR)            (JRO)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  $2,068,644      $1,679,895
====================================================================================================================================


5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds' management fees are separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. As of August 31, 2005, the complex-level fee rate was .1896%.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily Managed Assets of each Fund as follows:

                                                                                      SENIOR INCOME (NSL)
AVERAGE DAILY MANAGED ASSETS                                                          FUND-LEVEL FEE RATE
------------------------------------------------------------------------------------------------------------------------------------
For the first $1 billion                                                                           .6500%
For the next $1 billion                                                                            .6375
For the next $3 billion                                                                            .6250
For the next $5 billion                                                                            .6000
For Managed Assets over $10 billion                                                                .5750
====================================================================================================================================


                                                                               FLOATING RATE INCOME (JFR)
                                                                   FLOATING RATE INCOME OPPORTUNITY (JRO)
AVERAGE DAILY MANAGED ASSETS                                                          FUND-LEVEL FEE RATE
------------------------------------------------------------------------------------------------------------------------------------
For the first $500 million                                                                         .6500%
For the next $500 million                                                                          .6250
For the next $500 million                                                                          .6000
For the next $500 million                                                                          .5750
For Managed Assets over $2 billion                                                                 .5500
====================================================================================================================================


The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                                            COMPLEX-LEVEL FEE RATE
------------------------------------------------------------------------------------------------------------------------------------
For the first $55 billion                                                                          .2000%
For the next $1 billion                                                                            .1800
For the next $1 billion                                                                            .1600
For the next $3 billion                                                                            .1425
For the next $3 billion                                                                            .1325
For the next $3 billion                                                                            .1250
For the next $5 billion                                                                            .1200
For the next $5 billion                                                                            .1175
For the next $15 billion                                                                           .1150
For Managed Assets over $91 billion (2)                                                            .1400
====================================================================================================================================

     (1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

     (2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Notes to
        FINANCIAL STATEMENTS (continued)



The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Symphony, under which Symphony manages the investment portfolio of the Funds. Symphony is compensated for its services to the Funds from the management fee paid to the Adviser.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Senior Income's (NSL) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                                         YEAR ENDING
OCTOBER 31,                                                         OCTOBER 31,
------------------------------------------------------------------------------------------------------------------------------------
1999*                              .45%                             2005                            .35%
2000                               .45                              2006                            .25
2001                               .45                              2007                            .15
2002                               .45                              2008                            .10
2003                               .45                              2009                            .05
2004                               .45
====================================================================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Senior Income (NSL) for any portion of its fees and expenses beyond October 31, 2009.

For the first eight years of Floating Rate Income's (JFR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily
Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                                         YEAR ENDING
MARCH 31,                                                           MARCH 31,
------------------------------------------------------------------------------------------------------------------------------------
2004*                              .32%                             2009                            .32%
2005                               .32                              2010                            .24
2006                               .32                              2011                            .16
2007                               .32                              2012                            .08
2008                               .32
====================================================================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income (JFR) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Floating Rate Income Opportunity's (JRO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                                         YEAR ENDING
JULY 31,                                                            JULY 31,
------------------------------------------------------------------------------------------------------------------------------------
2004*                              .30%                             2009                            .30%
2005                               .30                              2010                            .22
2006                               .30                              2011                            .14
2007                               .30                              2012                            .07
2008                               .30
====================================================================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income Opportunity (JRO) for any portion of its fees and expenses beyond July 31, 2012.

6. COMMITMENTS
Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At July 31, 2005, Senior Income (NSL) had unfunded loan commitments of $1,310,961, Floating Rate Income (JFR) had $5,476,623 while Floating Rate Income Opportunity (JRO) had $2,438,221 in unfunded loan commitments.

7. SENIOR LOAN PARTICIPATION COMMITMENTS
With respect to the senior loans held in each Fund's portfolio, the Funds may:
1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the Borrower. As such, the Fund not only assumes the credit risk of the Borrower, but also that of the Selling Participant or other persons interpositioned between the Fund and the Borrower.

Senior Income (NSL) had the following participation commitments outstanding at July 31, 2005:

COUNTERPARTY                                 COMMITMENT AMOUNT                               MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.                     $2,000,000                                      $1,961,875
Morgan Stanley                                 1,640,000                                       1,608,738
====================================================================================================================================


Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had no such participation commitments outstanding at July 31, 2005.

8. BORROWINGS
In accordance with Senior Income's (NSL) current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

Senior Income (NSL) has entered into a commercial paper program ($110 million maximum) with Bank One's conduit financing agency, Falcon Asset Securitization Corp. ("Falcon"), whose sole purpose is the issuance of high grade commercial paper. Falcon uses the proceeds to make advances to Senior Income (NSL) and to many other borrowers who comprise Falcon's total borrowing base. For the fiscal year ended July 31, 2005, the average daily balance of borrowings under the commercial paper program agreement was $103 million. The average interest rate paid for funding and program usage fees on such borrowings was 2.47%.

Senior Income (NSL) has also entered into a $110 million liquidity facility. If the facility is utilized, interest on the borrowings would be charged a variable interest rate. An unused commitment fee of .095% on 102% of the unused portion of the $110 million facility is charged. There were no borrowings under the revolving credit agreement during the fiscal year ended July 31, 2005.

9. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER
In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers' controlling stake in Nuveen and was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which resulted in the automatic termination of each agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Trustees had approved new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreements took effect upon such settlement.

Notes to
        FINANCIAL STATEMENTS (continued)



10. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their net investment income which was paid on September 1, 2005, to shareholders of record on August 15, 2005, as follows:

                                                                                                FLOATING
                                                                                    FLOATING        RATE
                                                                         SENIOR         RATE      INCOME
                                                                         INCOME       INCOME OPPORTUNITY
                                                                           (NSL)        (JFR)       (JRO)
------------------------------------------------------------------------------------------------------------------------------------
Dividend per share                                                       $.0510       $.0760      $.0760
====================================================================================================================================

                          Financial
                                   HIGHLIGHTS

                        Financial
                               HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:

                                                       Investment Operations                              Less Distributions
                                ------------------------------------------------------------------  --------------------------------
                                                           Distributions   Distributions
                                                                from Net            from                   Net
                     Beginning                                Investment         Capital            Investment     Capital
                        Common                       Net       Income to        Gains to             Income to    Gains to
                         Share         Net     Realized/       Preferred       Preferred                Common      Common
                     Net Asset  Investment    Unrealized          Share-          Share-                Share-      Share-
                         Value      Income    Gain (Loss)        holders+        holders+   Total      holders     holders    Total
====================================================================================================================================
SENIOR INCOME (NSL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005                    $ 8.44       $ .66         $  --           $(.04)           $ --    $ .62       $ (.58)       $ --   $ (.58)
2004                      7.84         .64           .50            (.02)             --     1.12         (.52)         --     (.52)
2003(c)                   7.38         .60           .41            (.02)             --      .99         (.53)         --     (.53)
2002(c)                   8.13         .68          (.71)           (.04)             --     (.07)        (.68)         --     (.68)
2001(c)                   9.47        1.09         (1.29)           (.09)             --     (.29)       (1.03)       (.02)   (1.05)

FLOATING RATE INCOME (JFR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005                     14.07        1.00           .10            (.20)             --      .90         (.86)         --     (.86)
2004(a)                  14.33         .14           .04            (.02)             --      .16         (.21)         --     (.21)

FLOATING RATE INCOME
OPPORTUNITY (JRO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005                     14.30         .80           .19            (.19)             --      .80         (.84)         --     (.84)
2004(b)                  14.33          --            --              --              --       --           --          --       --
====================================================================================================================================
                                                                           Total Returns
                                                                        -------------------
                                                                                    Based
                                 Offering                                              on
                                Costs and       Ending                             Common
                                Preferred       Common                   Based      Share
                                    Share        Share      Ending          on        Net
                             Underwriting    Net Asset      Market      Market      Asset
                                Discounts        Value       Value       Value**    Value**
===========================================================================================
SENIOR INCOME (NSL)
-------------------------------------------------------------------------------------------
Year Ended 7/31:
2005                                $  --       $ 8.48      $ 8.97       (3.40)%     7.53%
2004                                   --         8.44        9.91       24.50      14.61
2003(c)                                --         7.84        8.43       25.93      14.25
2002(c)                                --         7.38        7.20      (21.16)      (.65)
2001(c)                                --         8.13        9.96       15.35      (3.30)

FLOATING RATE INCOME (JFR)
-------------------------------------------------------------------------------------------
Year Ended 7/31:
2005                                   --        14.11       13.69       (1.99)      6.56
2004(a)                              (.21)       14.07       14.85         .40       (.39)

FLOATING RATE INCOME
OPPORTUNITY (JRO)
-------------------------------------------------------------------------------------------
Year Ended 7/31:
2005                                 (.18)       14.08       13.41       (5.13)      4.47
2004(b)                              (.03)       14.30       15.01         .07       (.21)
===========================================================================================
                                                        Ratios/Supplemental Data
                               ------------------------------------------------------------------------------------
                                                 Before Credit/Reimbursement        After Credit/Reimbursement***
                                                -----------------------------      --------------------------------
                                                               Ratio of Net                          Ratio of Net
                                                  Ratio of       Investment          Ratio of          Investment
                                    Ending        Expenses        Income to          Expenses           Income to
                                       Net      to Average          Average        to Average             Average
                                    Assets      Net Assets       Net Assets        Net Assets          Net Assets
                                Applicable      Applicable       Applicable        Applicable          Applicable      Portfolio
                                 to Common       to Common        to Common         to Common           to Common       Turnover
                               Shares (000)         Shares++         Shares++          Shares++            Shares++         Rate
=================================================================================================================================
SENIOR INCOME (NSL)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005                              $252,598            2.70%            7.21%             2.10%               7.80%           100%
2004                               251,278            2.23             7.10              1.50                7.83             91
2003(c)                            233,220            2.66             7.57              1.90                8.33             80
2002(c)                            219,459            3.12             8.20              2.37                8.95             64
2001(c)                            241,641            4.32            11.74              3.62               12.44             52

FLOATING RATE INCOME (JFR)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005                               667,194            1.60             6.56              1.09                7.07             74
2004(a)                            663,609            1.37*            2.46*              .93*               2.90*            14

FLOATING RATE INCOME
OPPORTUNITY (JRO)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005                               399,792            1.53             5.25              1.08                5.70             58
2004(b)                            383,212            1.28*            (.01)*             .98*                .29*             0
=================================================================================================================================

                             Preferred Stock at End of Year                   Borrowings at End of Year
                  ----------------------------------------------------     -------------------------------
                          Aggregate          Liquidation         Asset            Aggregate          Asset
                             Amount           and Market      Coverage               Amount       Coverage
                  Outstanding (000)      Value Per Share     Per Share     Outstanding (000)    Per $1,000
==========================================================================================================
SENIOR INCOME (NSL)
----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005                       $ 46,000              $25,000      $162,281             $103,000         $3,899
2004                         46,000               25,000       161,564              103,000          3,886
2003(c)                      46,000               25,000       151,750              103,000          3,711
2002(c)                      46,000               25,000       144,271              103,000          3,577
2001(c)                      46,000               25,000       156,327              103,000          3,793

FLOATING RATE INCOME (JFR)
----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005                        400,000               25,000        66,700                   --             --
2004(a)                     400,000               25,000        66,476                   --             --

FLOATING RATE INCOME OPPORTUNITY (JRO)
----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005                        240,000               25,000        66,645                   --             --
2004(b)                          --                   --            --                   --             --
==========================================================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
*** After custodian fee credit and expense reimbursement from the Adviser, where applicable.
+    The amounts shown are based on Common share equivalents.
++   o    Ratios do not reflect the effect of dividend payments to Preferred shareholders.
     o Income ratios reflect income earned on assets attributable to Preferred shares and bank borrowings, where applicable.
     o With respect to Senior Income (NSL), each ratio includes the effect of the interest expense paid on bank borrowings as follows:

            Ratio of Interest
           Expense to Average
     Net Assets Applicable to
                Common Shares
     ------------------------
      2005               1.00
      2004                .48
      2003                .74
      2002               1.09
      2001               2.19

(a) For the period March 25, 2004 (commencement of operations)through July 31, 2004.
(b) For the period July 27, 2004 (commencement of operations)through July 31, 2004.
(c)  Unaudited.


                                 See accompanying notes to financial statements.

                                  44-45 spread

Board Members
     AND OFFICERS

The management of the Fund, including general supervision of the duties performed for the Fund by the Adviser, is the responsibility of the Board Members of the Fund. The number of board members of the Fund is currently set at nine. None of the board members who are not "interested" persons of the Fund has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.


                                                                                                                NUMBER OF PORTFOLIOS
                                                                  PRINCIPAL OCCUPATION(S)                       IN FUND COMPLEX
NAME, BIRTHDATE            POSITION(S) HELD YEAR FIRST ELECTED    INCLUDING OTHER DIRECTORSHIPS                 OVERSEEN BY
AND ADDRESS                WITH THE FUND    OR APPOINTED(2)       DURING PAST 5 YEARS                           BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBER WHO IS AN INTERESTED PERSON OF THE FUND:

------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger(1) Chairman of      1994                  Chairman and Director (since 1996) of Nuveen            155
3/28/49                    the Board                              Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive        and Trustee                            Director (since 1992) and Chairman (since
Chicago, IL 60606                                                 1996) of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.(3); Chairman and
                                                                  Director (since 1997) of Nuveen Asset
                                                                  Management; Director (since 1996) of
                                                                  Institutional Capital Corporation; Chairman
                                                                  and Director (since 1999) of Rittenhouse Asset
                                                                  Management, Inc.; Chairman of Nuveen
                                                                  Investments Advisers Inc. (since 2002).

BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUND:

------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner          Board member     1997                  Private Investor and Management Consultant.             155
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown          Board member     1993                  Retired (1989) as Senior Vice President of The          155
7/29/34                                                           Northern Trust Company; Director, Community
333 W. Wacker Drive                                               Advisory Board for Highland Park and Highwood,
Chicago, IL 60606                                                 United Way of the North Shore (since 2002).

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans              Board member     1999                  President, The Hall-Perrine Foundation, a               155
10/22/48                                                          private philanthropic corporation (since
333 W. Wacker Drive                                               1996); Director and Vice Chairman, United Fire
Chicago, IL 60606                                                 Group, a publicly held company; Adjunct
                                                                  Faculty Member, University of Iowa; Director,
                                                                  Gazette Companies; Life Trustee of Coe
                                                                  College; Director, Iowa College Foundation;
                                                                  formerly, Director, Alliant Energy; formerly,
                                                                  Director, Federal Reserve Bank of Chicago;
                                                                  formerly, President and Chief Operating
                                                                  Officer, SCI Financial Group, Inc., a regional
                                                                  financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
William C. Hunter          Board member     2004                  Dean and Distinguished Professor of Finance,            155
3/6/48                                                            School of Business at the University of
333 W. Wacker Drive                                               Connecticut (since 2003);  previously, Senior
Chicago, IL 60606                                                 Vice President and Director of Research at the
                                                                  Federal Reserve Bank of Chicago (1995-2003);
                                                                  Director (since 1997), Credit Research Center
                                                                  at Georgetown University; Director of Xerox
                                                                  Corporation (since 2004).

------------------------------------------------------------------------------------------------------------------------------------
David J. Kundert           Board member     2005                  Retired (2004) as Chairman, JPMorgan Asset              153
10/28/42                                                          President and CEO, Banc One Investment
333 W. Wacker Drive                                               Advisors Corporation, and President, One Group
Chicago, IL 60606                                                 Mutual Funds; prior thereto, Executive Vice
                                                                  President, Banc One Corporation and Chairman
                                                                  and CEO, Banc One Investment Management Group;
                                                                  Board of Regents, Luther College; currently a
                                                                  member of the American and Wisconsin Bar
                                                                  Associations.

                                       46

                                                                                                                NUMBER OF PORTFOLIOS
                                                                  PRINCIPAL OCCUPATION(S)                       IN FUND COMPLEX
NAME, BIRTHDATE            POSITION(S) HELD YEAR FIRST ELECTED    INCLUDING OTHER DIRECTORSHIPS                 OVERSEEN BY
AND ADDRESS                WITH THE FUND    OR APPOINTED(2)       DURING PAST 5 YEARS                           BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUND (CONTINUED):

------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider       Board member     1997                  Chairman, formerly, Senior Partner and Chief            155
9/24/44                                                           Operating Officer, Miller-Valentine Partners
333 W. Wacker Drive                                               Ltd., a real estate investment company;
Chicago, IL 60606                                                 formerly, Vice President, Miller-Valentine
                                                                  Realty, a construction company; Board Member
                                                                  and Chair of the Finance Committee, member of
                                                                  the Audit Committee of Premier Health
                                                                  Partners, the not-for-profit company of Miami
                                                                  Valley Hospital; Board Member, formerly Chair,
                                                                  Dayton Development Coalition; President,
                                                                  Dayton Philharmonic Orchestra Association;
                                                                  formerly, Member, Community Advisory Board,
                                                                  National City Bank, Dayton, Ohio and
                                                                  Business Advisory Council, Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale        Board member     1997                  Executive Director, Gaylord and Dorothy                 155
12/29/47                                                          Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                               thereto, Executive Director, Great Lakes
Chicago, IL 60606                                                 Protection Fund (from 1990 to 1994).

------------------------------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine         Board member     2005                  Senior Vice President for Business and Finance          155
1/22/50                                                           (since 1997), Northwestern University;
333 W. Wacker Drive                                               Director (since 2003), Chicago Board of
Chicago, IL 60606                                                 Options Exchange; Director (since 2003),
                                                                  National Mentor Holdings, a privately-held,
                                                                  national provider of home and community-based
                                                                  services; Chairman (since 1997), Board of
                                                                  Directors, Rubicon, an insurance company owned
                                                                  by Northwestern University; Director (since
                                                                  1997), Evanston of Commerce and Evanston
                                                                  Inventure, a business development
                                                                  organization.

                                                                                                                NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD YEAR FIRST ELECTED    PRINCIPAL OCCUPATION(S)                       IN FUND COMPLEX
AND ADDRESS                WITH THE FUND    OR APPOINTED(4)       DURING PAST 5 YEARS                           OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUND:

------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman       Chief            1988                  Managing Director (since 2002), Assistant               155
9/9/56                     Administrative                         Secretary and Associate General Counsel,
333 W. Wacker Drive        Officer                                formerly, Vice President and Assistant General
Chicago, IL 60606                                                 Counsel of Nuveen Investments, LLC; Managing
                                                                  Director (since 2002), General Counsel and
                                                                  Assistant Secretary, formerly, Vice President
                                                                  of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.(3); Managing
                                                                  Director (since 2002), Assistant Secretary and
                                                                  Associate General Counsel, formerly, Vice
                                                                  President (since 2000), of Nuveen Asset
                                                                  Management; Managing Director (since 2004) and
                                                                  Assistant Secretary (since 1994) of Nuveen
                                                                  Investments, Inc.; Assistant Secretary of NWQ
                                                                  Investment Management Company, LLC (since
                                                                  2002); Vice President and Assistant Secretary
                                                                  of Nuveen Investments Advisers Inc. (since
                                                                  2002); Managing Director, Associate General
                                                                  Counsel and Assistant Secretary of Rittenhouse
                                                                  Asset Management, Inc. (since 2003); Chartered
                                                                  Financial Analyst.

                                       47


Board Members
    AND OFFICERS (CONTINUED)
                                                                                                                NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD YEAR FIRST ELECTED    PRINCIPAL OCCUPATION(S)                       IN FUND COMPLEX
AND ADDRESS                WITH THE FUND    OR APPOINTED(4)       DURING PAST 5 YEARS                           OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUND (CONTINUED):

------------------------------------------------------------------------------------------------------------------------------------
Julia L. Antonatos         Vice President   2004                  Managing Director (since 2005), previously,             155
9/22/63                                                           Vice President (since 2002), formerly,
333 W. Wacker Drive                                               Assistant Vice President (since 1999) of .
Chicago, IL 60606                                                 Nuveen Investments, LLC; Chartered Financial
                                                                  Analyst

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson        Vice President   2000                  Vice President (since 2002), formerly,                  155
2/3/66                     and Assistant                          Assistant Vice President (since 2000) of
333 W. Wacker Drive        Secretary                              Nuveen Investments, LLC.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo          Vice President   1999                  Vice President of Nuveen Investments, LLC               155
11/28/67                   and Treasurer                          (since 1999); Vice President and Treasurer of
333 W. Wacker Drive                                               Nuveen Investments, Inc. (since 1999); Vice
Chicago, IL 60606                                                 President and Treasurer of Nuveen Advisory
                                                                  Corp. and Nuveen Institutional Advisory Corp
                                                                  (since 1999)(3); Vice President and Treasurer
                                                                  of Nuveen Asset Management (since 2002) and of
                                                                  Nuveen Investments Advisers Inc.; Assistant
                                                                  Treasurer of NWQ Investment Management
                                                                  Company, LLC (since 2002); Vice President and
                                                                  Treasurer of Nuveen Rittenhouse Asset
                                                                  Management, Inc. (since 2003); Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger         Vice President   1998                  Vice President (since 2002) and Assistant               155
9/24/64                    and Secretary                          General Counsel (since 1998), formerly,
333 W. Wacker Drive                                               Assistant Vice President (since 1998) of
Chicago, IL 60606                                                 Nuveen Investments, LLC; Vice President (since
                                                                  2002 and Assistant Secretary (since 1998),
                                                                  formerly Assistant Vice President of Nuveen
                                                                  Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.(3); and (since 2005) Nuveen
                                                                  Asset Management.

------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson          Vice President   1998                  Managing Director (since 2004) formerly, Vice           155
10/24/45                                                          President of Nuveen Investments, LLC; Managing
333 W. Wacker Drive                                               Director (since 2004) formerly, Vice President
60606                                                             (since 1998) of Nuveen Advisory Corp. IL and
                                                                  Nuveen Institutional Advisory Corp.(3);
                                                                  Managing Director (since 2005) of Nuveen Asset
                                                                  Management.

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald      Vice President   1995                  Managing Director (since 2002) of Nuveen                155
3/2/64                                                            Investments, LLC; Managing Director (since
333 W. Wacker Drive                                               2001), formerly, Vice President (since 1995)
Chicago, IL 60606                                                 of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.(3); Managing
                                                                  Director (since 2001) of Nuveen Asset
                                                                  Management; Vice President (since 2002) of
                                                                  Nuveen Investment Advisers Inc.; Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy             Vice President   1998                  Vice President (since 1993) and Funds                   155
5/31/54                    and Controller                         Controller (since 1998) of Nuveen Investments,
333 W. Wacker Drive                                               LLC; formerly, Vice President and Funds
Chicago, IL 60606                                                 Controller (1998-2004) of Nuveen Investments,
                                                                  Inc.; Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
James D. Grassi            Vice President   2004                  Vice President and Deputy Director of                   155
4/13/56                    and Chief                              Compliance (since 2004) of Nuveen Investments,
333 W. Wacker Drive        Compliance                             LLC, Nuveen Investments Advisers Inc., Nuveen
Chicago, IL 60606          Officer                                Asset Management and Rittenhouse Asset
                                                                  Management, Inc.; previously, Vice President
                                                                  and Deputy Director of Compliance (2004) of
                                                                  Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.(3); formerly, Senior Attorney
                                                                  (1994 to 2004), The Northern Trust Company.


                                       48


                                                                                                                NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD YEAR FIRST ELECTED    PRINCIPAL OCCUPATION(S)                       IN FUND COMPLEX
AND ADDRESS                WITH THE FUND    OR APPOINTED(4)       DURING PAST 5 YEARS                           OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUND (CONTINUED):

------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb              Vice President   2000                  Vice President (since 2000) of Nuveen                   155
3/22/63                                                           Investments, LLC; Certified Public Accountant.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar              Vice President   2002                  Vice President (since 1999) of Nuveen                   155
8/27/61                                                           Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin            Vice President   1988                  Vice President, Assistant Secretary and                 155
7/27/51                    and Assistant                          Assistant General Counsel of Nuveen
333 W. Wacker Drive        Secretary                              Investments, LLC; Vice President and Assistant
Chicago, IL 60606                                                 Secretary of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.(3); Vice
                                                                  President (since 2005) and Assistant Secretary
                                                                  of Nuveen Investments, Inc. and of Nuveen
                                                                  Asset Management; Vice President (since 2000),
                                                                  Assistant Secretary and Assistant General
                                                                  Counsel (since 1998) of Rittenhouse Asset
                                                                  Management; Vice President and Assistant
                                                                  Secretary of Nuveen Investments Advisers Inc.
                                                                  (since 2002); Assistant Secretary of NWQ
                                                                  Investment Management Company, LLC (since
                                                                  2002).



     (1) Mr. Schwertfeger is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, because he is an officer and board member of the Adviser.

     (2) Board members serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.

     (3) Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

     (4) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

                               ANNUAL INVESTMENT
                               MANAGEMENT AGREEMENT
                               APPROVAL PROCESS



At a meeting held on May 10-12, 2005, the Board of Trustees of the Funds, including the independent Trustees, unanimously approved the Investment Management Agreement between each Fund and NAM and the Sub-Advisory Agreement between NAM and Symphony for each Fund (NAM and Symphony are each a "Fund Adviser").

THE APPROVAL PROCESS
To assist the Board in its evaluation of an advisory contract with a Fund Adviser, the independent Trustees received a report in adequate time in advance of their meeting which outlined, among other things, the services provided by the Fund Adviser; the organization of the Fund Adviser, including the responsibilities of various departments and key personnel; the Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party (a "Peer Group") as described below and with recognized and/or customized benchmarks (as appropriate); the profitability of the Fund Adviser and certain industry profitability analyses for advisers to unaffiliated investment companies; the expenses of the Fund Adviser in providing the various services; the advisory fees of the Fund Adviser, including comparisons of such fees with the management fees of comparable funds in its Peer Group as well as comparisons of the Fund Adviser's management fees with the fees the Fund Adviser assesses to other types of investment products or accounts, if any; the soft dollar practices of the Fund Adviser; and the expenses of each Fund, including comparisons of the Fund's expense ratios (after any fee waivers) with the expense ratios of its Peer Group. This information supplements that received by the Board throughout the year regarding Fund performance, expense ratios, portfolio composition, trade execution and sales activity.

In addition to the foregoing materials, independent legal counsel to the independent Trustees provided, in advance of the meeting, a legal memorandum outlining, among other things, the duties of the Trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the board in voting on advisory agreements.

At the Board meeting, NAM made a presentation to and responded to questions from the Board. In addition, the independent Trustees noted that Symphony has also previously made written or oral presentations to the Board providing it with the opportunity to explain its investment strategies, discuss market conditions, and highlight any material issues. Many of these presentations were part of site visits by the Board throughout the year. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contract. It is with this background that the Trustees considered each advisory contract (which includes sub-advisory contracts) with a Fund Adviser. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Fund and the Fund Adviser; (c) the costs of the services to be provided and profits to be realized by the Fund Adviser and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. NATURE, EXTENT AND QUALITY OF SERVICES
In evaluating the nature, extent and quality of the respective Fund Adviser's services, the Trustees reviewed information concerning the types of services that a Fund Adviser or its affiliates provide and are expected to provide to the Nuveen Funds; narrative and statistical information concerning the Fund's performance record and how such performance compares to the Fund's Peer Group and recognized benchmarks and/or customized benchmarks (as described in further detail in Section B below); information describing the Fund Adviser's organization and its various departments, the experience and responsibilities of key personnel, and available resources. In the discussion of key personnel, the Trustees received materials regarding the changes or additions in personnel of the applicable Fund Adviser. The Trustees further noted the willingness of the personnel of NAM to engage in open, candid discussions with the Board. The Trustees further considered the quality of the Fund Adviser's investment process in making portfolio management decisions, including any refinements or improvements to the portfolio management processes, enhancements to technology and systems that are available to portfolio managers, and any additions of new personnel which may strengthen or expand the research and investment capabilities of the Fund Adviser. In their review of the advisory contracts for the fixed income funds, the Trustees also noted that Nuveen won the Lipper Award for Best Fund Family: Fixed Income-Large Asset Class, for 2004. Given the Trustees' experience with the Funds, other Nuveen funds and the Fund Advisers, the Trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of the Fund Advisers.

In addition to advisory services, the independent Trustees considered the quality of the administrative or non-advisory services provided. In this regard, NAM provides the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, NAM and its affiliates provide each Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the respective Fund (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the Trustees considered, in particular, a Fund Adviser's policies and procedures for assuring compliance with applicable laws and regulations in light of the new SEC regulations governing compliance. The Trustees noted NAM's focus on compliance and its compliance systems. In their review, the Trustees considered, among other things, the additions of experienced personnel to NAM's compliance group and modifications and other enhancements to NAM's computer systems. In addition to the foregoing, the Trustees also noted that NAM outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services. Further, as the Funds utilize a sub-adviser, the Trustees considered NAM's ability and procedures to monitor Symphony's performance, business practices and compliance policies and procedures. In this regard, the Trustees noted the role of NAM's investment oversight committee, including its increased personnel, the responsibilities and experience of the staff, and procedures to monitor sub-advisers, including the use of site visits.

In addition to the above, in reviewing the variety of additional services that NAM or its affiliates must provide to closed-end funds, such as the Funds, the independent Trustees determined that Nuveen's commitment to supporting the secondary market for the common shares of its closed-end funds is particularly noteworthy. In this regard, the Trustees noted Nuveen's efforts to sponsor numerous forums for analysts and specialists regarding the various Nuveen closed-end funds, its creation of a new senior position dedicated to providing secondary market support services and enhancing communications with investors and analysts, and its advertising and media relations efforts designed to raise investor and analyst awareness of the closed-end funds.

In evaluating the services of Symphony, the independent Trustees noted that the Sub-Advisory Agreements were essentially agreements for portfolio management services only and Symphony was not expected to supply other significant administrative services to the Funds.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Management Agreement or Sub-Advisory Agreement, as applicable, were of a high level and were quite satisfactory.

B. THE INVESTMENT PERFORMANCE OF THE FUND AND FUND ADVISERS
As previously noted, the Board received a myriad of performance information regarding each Fund and its Peer Group, if available. Among other things, the Board received materials reflecting a Fund's historic performance, the Fund's performance compared to its Peer Group (as available) and its performance compared to recognized and/or customized benchmarks (as applicable). The Trustees reviewed performance information including, among other things, total return information compared with a Fund's Peer Group as well as recognized and/or customized benchmarks (as appropriate) for the one-, three- and five-year periods (as applicable) ending December 31, 2004. This information supplements the Fund performance information provided to the Board at each of their quarterly meetings. Based on their review, the Trustees determined that the respective Fund's absolute and relative investment performance over time had been satisfactory.

C. FEES, EXPENSES AND PROFITABILITY

1.   FEES AND EXPENSES

     In evaluating the management fees and expenses that a Fund is expected to bear, the Trustees considered the Fund's current management fee structure, the sub-advisory fee arrangements and the Fund's expected expense ratios in absolute terms as well as compared with the fees and expense ratios of the unaffiliated funds in its Peer Group. The Trustees reviewed the financial information of the respective Fund Adviser, including its respective revenues, expenses and profitability. In reviewing fees, the Trustees, among other things, reviewed comparisons of the Fund's gross management fees (fees after fund-level and complex-wide level breakpoints but before reimbursements and fee waivers), net management fees (after breakpoints and reimbursements and fee waivers) and total expense ratios (before and after waivers) with those of the unaffiliated funds in its Peer Group and peer averages. In this regard, the Trustees noted that the relative ranking of the Nuveen funds on fees and expenses was aided by the significant level of fee reductions provided by the fund-level and complex-wide breakpoint schedules, and the fee waivers and reimbursements provided by Nuveen for certain funds launched since 1999. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled "Economies of Scale and Whether Fee Levels Reflect These Economies of Scale." In its review, the Trustees noted that all taxable closed-end exchange-traded Nuveen funds had net expense ratios below or within an acceptable range compared to peers.

2.   COMPARISONS WITH THE FEES OF OTHER CLIENTS

     The Trustees further compared the fees of NAM to the fees NAM or an affiliate thereof assessed for other types of clients (such as separate managed accounts as well as fees charged on funds that are not offered by Nuveen but are sub-advised by one of Nuveen's investment management teams). With respect to separately managed accounts, the advisory fees to such separate managed accounts are generally lower than those charged to the comparable Fund. The Trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such

        ANNUAL INVESTMENT MANAGEMENT
        AGREEMENT APPROVAL PROCESS (continued)


     as the Funds, compared to individually managed separate accounts. For instance, as described above, NAM and its affiliates provide numerous services to the Funds including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the Trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the Trustees also considered, among other things, the differences in product distribution, investor profiles and account sizes. Accordingly, the Trustees believe that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.

     In considering the fees of Symphony, the Trustees also considered the pricing schedule Symphony charges for similar investment management services for other fund sponsors or clients. The Trustees also compared the sub-advisory fees to the significantly higher fees assessed to hedge funds by Symphony. Generally, the sub-advisory fees were at the lower end of the Symphony's fee schedule.

3.   PROFITABILITY OF ADVISERS

     In conjunction with its review of fees, the Trustees also considered the profitability of NAM (which incorporated Nuveen's wholly-owned subsidiaries, such as Symphony). The Trustees reviewed the respective Fund Adviser's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. Accordingly, the Trustees reviewed a Fund Adviser's assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Board noted the inherent limitations in allocating costs among various advisory products. The Trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc. and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Trustees considered the respective Fund Adviser's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. The Trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by NAM. Based on their review, the Trustees were satisfied that each Fund Adviser's level of profitability from its relationship with each Fund was reasonable in light of the services provided.

     In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to a Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the Trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE
In reviewing the compensation, the Trustees have long understood the benefits of economies of scale as the assets of a fund grow and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Trustees received and reviewed the schedules of advisory fees for each Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement was introduced on August 1, 2004 and the Trustees reviewed data regarding the reductions of fees for the Funds for the period of August 1, 2004 to December 31, 2004. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all Funds in the Nuveen complex. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. INDIRECT BENEFITS
In evaluating fees, the Trustees also considered any indirect benefits or profits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Trustees considered any benefits from soft dollar arrangements. The Trustees noted that although NAM manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that NAM typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services. The Trustees also considered the soft dollar arrangements of the sub-adviser. The Trustees noted that Symphony also does not use soft dollar arrangements.

In addition to soft dollar arrangements, the Trustees also considered any other revenues, if any, received by NAM or its affiliates. In this regard, for Nuveen funds with outstanding preferred shares and new closed-end funds, the Trustees also considered revenues received by Nuveen for serving as agent for broker-dealers at its preferred trading desk and for acting as co-manager in the initial public offering of new closed-end exchange-traded funds.

F. OTHER CONSIDERATIONS
Nuveen, until recently, was a majority owned subsidiary of St. Paul Travelers Companies, Inc. ("St. Paul"). As noted, St. Paul earlier this year announced its intention to divest its equity stake in Nuveen. Nuveen is the parent of NAM. Pursuant to a series of transactions, St. Paul had begun to reduce its interest in Nuveen which would ultimately result in a change of control of Nuveen and therefore NAM. As mandated by the 1940 Act, such a change in control would result in an assignment of the Investment Management Agreement with NAM and the automatic termination of such agreement. Accordingly, the Board also considered the approval of a New Investment Management Agreement with each Fund in light of, and which would take effect upon, the anticipated change of control. More specifically, the Board considered for each Fund a New Investment Management Agreement on substantially identical terms to the existing Investment Management Agreement, to take effect after the change of control has occurred and the contract has been approved by Fund shareholders. In its review, the Board considered whether the various transactions necessary to divest St. Paul's interest will have an impact on the various factors they considered in approving NAM, such as the scope and quality of services to be provided following the change of control. In reviewing the St. Paul transactions, the Board considered, among other things, the impact, if any, on the operations and organizational structure of NAM; the possible benefits and costs of the transactions to the respective Fund; the potential implications of any arrangements used by Nuveen to finance certain of the transactions; the ability of NAM to perform its duties after the transactions; whether a Fund's fee structure or expense ratio would change; any changes to the current practices of the respective Fund; any changes to the terms of the advisory agreement; and any anticipated changes to the operations of NAM. Based on its review, the Board determined that St. Paul's divestiture would not affect the nature and quality of services provided by NAM, the terms of the Investment Management Agreement, including the fees thereunder, and would not materially affect the organization or operations of NAM. Accordingly, the Board determined that their analysis of the various factors regarding their approval of NAM would continue to apply after the change of control.

In addition to the foregoing, a change in control of NAM may be deemed an assignment of the Sub-Advisory Agreement between NAM and Symphony. Further, Symphony is a wholly-owned subsidiary of Nuveen. Accordingly, the change of control of Nuveen would also result in a change of control of such sub-adviser resulting in the automatic termination of its existing Sub-Advisory Agreements. The Board therefore considered approval of a New Sub-Advisory Agreement with Symphony in light of the anticipated change of control. More specifically, the Board considered approval of each New Sub-Advisory Agreement on substantially identical terms as the respective Original Sub-Advisory Agreement, to take effect after the change of control has occurred and the agreement has been approved by Fund shareholders. In reviewing the impact of the St. Paul divesture on Symphony, the Board considered the same factors as outlined previously with respect to their review of NAM. As with NAM, the Board concluded that the St. Paul divestiture would not affect the nature and quality of services provided by Symphony, the terms of the Sub-Advisory Agreement, including the fees paid thereunder, and would not materially affect the organization or operations of Symphony. Accordingly, the Board determined that their analysis of the various factors regarding their review and approval of Symphony, as sub-adviser, would continue to apply following the change in control.

G. APPROVAL
The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management and Sub-Advisory Agreements were fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services provided to each Fund, that the renewal of the NAM Investment Management Agreement and each Sub-Advisory Agreement should be approved, and that the new, post-change of control NAM Investment Management Agreement and the Sub-Advisory Agreements be approved and recommended to shareholders.

                             Reinvest Automatically
                                    EASILY AND CONVENIENTLY


SIDEBAR TEXT: NUVEEN MAKES
REINVESTING EASY.
A PHONE CALL IS ALL IT TAKES TO
SET UP YOUR
REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN
Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

   Other Useful
          INFORMATION

In April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers") sold the majority of its controlling equity interest in Nuveen Investments, Inc. ("Nuveen") to the general public. Nuveen is the parent of Nuveen Asset Management ("NAM"), which is each Fund's investment manager. This sale was deemed to be an "assignment" of the investment management agreement between each Fund and NAM and, if applicable, of the sub-advisory agreement between NAM and the Fund's sub-adviser. As required by law, the shareholders of each Fund were asked to approve a new investment management agreement and, if applicable, a new subadvisory agreement that reflected this change in ownership. The shareholders of each Fund voted this approval at a Shareholders' Meeting on July 26, 2005. There were no changes to the investment objectives or management of any Fund as a result of these actions.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION
Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE
Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.






BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL







Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS'
DIFFERENT NEEDS.

Managing more than $120 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.




           Learn more
about Nuveen Funds at
   WWW.NUVEEN.COM/ETF

        o Share prices
        o Fund details
        o Daily financial news
        o Investor education
        o Interactive planning tools

                                                        Logo: NUVEEN Investments

                                                                     EAN-C-0705D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the Code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/etf. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then click on Code of Conduct.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors or Trustees determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert is Jack B. Evans, Chairman of the Audit Committee, who is "independent" for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser ("SCI"). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the "CFO") and actively supervised the CFO's preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI's financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.



                            Nuveen Senior Income Fund

The following tables show the amount of fees that Ernst & Young LLP, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with Ernst & Young LLP entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND

                                            Audit Fees Billed        Audit-Related Fees             Tax Fees         All Other Fees
Fiscal Year Ended                                to Fund               Billed to Fund            Billed to Fund      Billed to Fund
------------------------------------------------------------------------------------------------------------------------------------
July 31, 2005                                           $ 28,803                        $ 0                    $ 834         $ 6,050
------------------------------------------------------------------------------------------------------------------------------------

Percentage approved                                           0%                         0%                       0%              0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------

July 31, 2004                                           $ 40,000                        $ 0                    $ 364         $ 4,500
------------------------------------------------------------------------------------------------------------------------------------

Percentage approved                                           0%                         0%                       0%              0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------

The above "All Other Fees" are fees paid to audit firms to perform agreed upon procedures required by the rating agencies to rate fund preferred shares. The above "Tax Fees" were billed for professional services for tax advice, tax compliance, and tax planning.

                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by Ernst & Young LLP to Nuveen Asset Management ("NAM" or the "Adviser"), and any entity controlling, controlled by or under common control with NAM ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.

Fiscal Year Ended                           Audit-Related Fees       Tax Fees Billed to          All Other Fees
                                          Billed to Adviser and         Adviser and            Billed to Adviser
                                             Affiliated Fund          Affiliated Fund         and Affiliated Fund
                                            Service Providers        Service Providers         Service Providers
---------------------------------------------------------------------------------------------------------------------
July 31, 2005                                                $ 0                  $ 282,575                      $ 0
---------------------------------------------------------------------------------------------------------------------

Percentage approved                                           0%                         0%                       0%
pursuant to
pre-approval
exception
---------------------------------------------------------------------------------------------------------------------

July 31, 2004                                                $ 0                        $ 0                      $ 0
---------------------------------------------------------------------------------------------------------------------

Percentage approved                                           0%                         0%                       0%
pursuant to
pre-approval
exception
---------------------------------------------------------------------------------------------------------------------

The above "Tax Fees" are primarily fees billed to the Adviser for Fund tax return preparation.

                               NON-AUDIT SERVICES

The following table shows the amount of fees that Ernst & Young LLP billed during the Fund's last two full fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP's independence.

Fiscal Year Ended                                                   Total Non-Audit Fees
                                                                   billed to Adviser and
                                                                  Affiliated Fund Service     Total Non-Audit Fees
                                                                   Providers (engagements    billed to Adviser and
                                                                  related directly to the   Affiliated Fund Service
                                           Total Non-Audit Fees   operations and financial    Providers (all other
                                              Billed to Fund       reporting of the Fund)         engagements)            Total
------------------------------------------------------------------------------------------------------------------------------------
July 31, 2005                                            $ 6,884                  $ 282,575                      $ 0       $ 289,459
July 31, 2004                                            $ 4,864                        $ 0                      $ 0         $ 4,864

The above "Non-Audit Fees billed to Adviser" for 2005 include "Tax-Fees" billed to Adviser in the amount of $282,575 from previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the audit committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the audit committee if they are expected to be for amounts greater than $10,000; (ii) reported to the audit committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the audit committee at the next audit committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant's Board of Directors or Trustees has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Robert P. Bremner, Lawrence H. Brown, Jack B. Evans, William J. Schneider and Eugene S. Sunshine.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, the Adviser would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")
          (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant's website at www.nuveen.com/etf and there were no amendments during the period covered by this report. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Senior Income Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: October 7, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: October 7, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: October 7, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.